PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 94.8%
Asset-Backed Securities 23.7%
Automobiles 0.9%
AmeriCredit Automobile Receivables Trust, Series 2020-02, Class D	2.130%	03/18/26		500	$ 502,005
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-01A, Class A, 144A	2.990	06/20/22		200	200,177
Series 2019-03A, Class A, 144A	2.360	03/20/26		1,000	1,001,523
Series 2020-01A, Class A, 144A	2.330	08/20/26		2,400	2,331,743

Ford Credit Floorplan Master Owner Trust, Series 2018-04, Class A	4.060	11/15/30		3,000	3,250,897
Hertz Vehicle Financing II LP,
Series 2018-01A, Class A, 144A	3.290	02/25/24		683	682,927
Series 2019-02A, Class A, 144A	3.420	05/25/25		1,912	1,908,925
Series 2019-03A, Class A, 144A	2.670	12/26/25		2,111	2,112,430
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class E, 144A	4.740	11/14/25		800	803,145
Series 2019-01A, Class A, 144A	3.630	09/14/27		4,000	4,309,844
Series 2019-01A, Class B, 144A	3.950	11/14/28		900	964,709

Santander Drive Auto Receivables Trust, Series 2020-02, Class D	2.220	09/15/26		600	604,375
					18,672,700
Collateralized Loan Obligations 18.6%
AIG CLO Ltd. (Cayman Islands), Series 2019-02A, Class A, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.605 (c)	10/25/32		9,000	8,842,052
Allegro CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.425 (c)	01/15/30		13,848	13,613,243
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.648 (c)	07/22/32		5,000	4,890,076
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	2.222 (c)	01/20/32		5,750	5,637,138
Armada Euro CLO DAC (Ireland),
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	500	587,139
Series 2018-02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.760 (c)	11/15/31	EUR	1,500	1,739,841

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.555%(c)	07/15/29	250	$ 246,384
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.531 (c)	07/16/29	742	731,735
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	1.571 (c)	01/16/30	750	733,193

Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.611 (c)	10/21/32	13,000	12,836,372
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.625 (c)	10/15/28	3,000	2,985,933
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 0.000%)	1.635 (c)	07/15/32	9,250	9,098,693
Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.627 (c)	11/20/30	3,000	2,944,009
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.525 (c)	07/15/29	750	740,285
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.615 (c)	10/15/32	4,000	3,929,231

BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	1.687 (c)	08/20/32	6,500	6,356,160
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.623 (c)	01/17/28	1,000	955,065
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.525 (c)	04/15/29	250	246,364
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	1.243 (c)	04/17/31	2,492	2,415,731
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.592 (c)	01/20/32	6,000	5,869,151
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.502 (c)	04/20/31	249	241,845

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.492%(c)	07/20/31		500	$ 492,051
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.455 (c)	01/15/30		1,250	1,229,853
Series 2019-04A, Class A11, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.605 (c)	01/15/33		16,750	16,541,352
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.518 (c)	04/22/30		2,487	2,427,936
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.672 (c)	10/18/26		62	62,162

CBAM Ltd. (Cayman Islands), Series 2020-12A, Class B, 144A	— (p)	07/20/31		10,000	10,001,078
CIFC Funding Ltd. (Cayman Islands), Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.473 (c)	10/17/31		9,750	9,543,333
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class A2, 144A	— (p)	07/20/31		5,750	5,734,035
Series 2020-29A, Class B1, 144A	— (p)	07/20/31		3,585	3,576,956

CVC Cordatus Loan Fund DAV (Ireland), Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	2,300	2,706,197
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.505 (c)	10/15/29		500	490,647
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.495 (c)	07/15/30		750	735,918
Ellington CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	2.092 (c)	02/15/29		3,932	3,863,775
Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.840% (Cap N/A, Floor 1.840%)	2.115 (c)	04/15/29		12,850	12,542,676

Flatiron CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.000%)	1.165 (c)	04/15/27		988	979,776
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	1.285 (c)	04/15/31		2,500	2,443,864
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	1.452 (c)	10/20/31		5,000	4,915,043

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.541%(c)	02/05/31		248	$ 242,683
HPS Loan Management Ltd. (Cayman Islands), Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.578 (c)	07/22/32		5,000	4,907,691
ICG US CLO Ltd. (Cayman Islands), Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.275 (c)	04/25/31		3,492	3,368,133
Jamestown CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)	1.742 (c)	04/20/32		2,250	2,210,459
Jubilee CLO BV (Netherlands), Series 2016-17A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 2.200%, Floor 1.150%)	1.150 (c)	04/15/31	EUR	3,700	4,268,640
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.455 (c)	01/15/31		1,250	1,223,484
Madison Park Funding Ltd. (Cayman Islands), Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.625 (c)	10/15/32		5,000	4,914,290
Mariner CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	1.355 (c)	04/25/31		4,000	3,928,097
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.391 (c)	04/21/31		1,343	1,304,816
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.527 (c)	02/20/31		1,500	1,466,912
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	2.027 (c)	02/20/31		1,500	1,425,874
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.646 (c)	10/23/32		16,000	15,527,651

Montmartre Euro CLO Ltd. (Ireland), Series 2020-02A, Class A, 144A	— (p)	07/15/33	EUR	10,000	11,774,199
Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.481 (c)	01/16/31		1,000	977,212

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.395%(c)	07/15/31	5,000	$ 4,860,878
Ocean Trails CLO Ltd. (Cayman Islands), Series 2020-08A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	2.225 (c)	07/15/29	3,750	3,751,037
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.325 (c)	04/26/31	5,000	4,877,527
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.535 (c)	07/15/30	750	742,739

Octagon Investment Partners 45 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.605 (c)	10/15/32	4,000	3,954,791
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)	1.353 (c)	04/17/31	19,596	18,977,039
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.552 (c)	10/20/31	7,914	7,673,725
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.518 (c)	10/30/30	989	973,184
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	1.662 (c)	07/20/32	5,000	4,895,009

Palmer Square CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1R2, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.594 (c)	05/21/29	9,000	8,912,099
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.644 (c)	11/14/29	1,000	987,173
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.552 (c)	10/20/31	9,000	8,832,599

Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.523 (c)	10/17/30	500	491,275
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	1.420 (c)	07/25/31	500	488,418
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.574 (c)	05/07/31	3,000	2,913,422

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Shackleton CLO Ltd. (Cayman Islands), (cont’d.)
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)	1.445%(c)	07/15/31		3,750	$ 3,657,414
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)	1.482 (c)	08/15/30		10,000	9,773,282

Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.512 (c)	07/20/30		500	492,086
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.315 (c)	01/26/31		1,500	1,452,030
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.506 (c)	10/23/31		7,250	7,081,402
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	1.562 (c)	10/20/28		2,250	2,232,657
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.525 (c)	07/25/30		1,000	988,211
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	1.642 (c)	01/20/32		6,600	6,495,474
St Paul’s CLO DAC (Ireland),
Series 02A, Class ARRR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750 (c)	10/15/30	EUR	7,500	8,700,118
Series 07A, Class B2R, 144A	2.400	04/30/30	EUR	1,000	1,176,183

TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.612 (c)	10/20/32		6,000	5,928,586
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.573 (c)	07/17/26		113	112,150
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.513 (c)	01/17/30		1,487	1,461,067
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.675 (c)	07/15/27		2,000	1,941,868
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.455 (c)	01/25/31		1,000	975,558
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.845 (c)	01/25/31		750	715,139
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	1.535 (c)	01/15/32		3,250	3,164,269

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Venture CLO Ltd. (Cayman Islands), (cont’d.)
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	1.155%(c)	07/15/27	198	$196,526

Voya CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.485 (c)	10/15/30	2,241	2,192,702
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.423 (c)	01/17/31	1,000	975,302
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.373 (c)	07/17/31	5,000	4,890,039
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.472 (c)	10/20/31	3,000	2,897,591
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.522 (c)	01/20/32	2,750	2,673,024
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	1.612 (c)	07/20/32	5,000	4,909,449
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.408 (c)	01/22/31	750	738,580
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.608 (c)	07/22/32	5,000	4,920,016
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	1.645 (c)	07/15/29	982	965,298
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.565 (c)	04/15/30	738	716,887
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.472 (c)	07/20/31	4,920	4,713,385
				381,933,641
Consumer Loans 0.9%
Lendmark Funding Trust,
Series 2018-01A, Class A, 144A	3.810	12/21/26	1,800	1,805,388
Series 2018-02A, Class A, 144A	4.230	04/20/27	1,100	1,106,738
Series 2019-01A, Class A, 144A	3.000	12/20/27	2,500	2,430,123
Series 2019-02A, Class A, 144A	2.780	04/20/28	1,400	1,403,037
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A	2.960	07/20/32	800	792,200
Series 2020-AA, Class A, 144A	2.190	08/21/34	900	899,669
OneMain Financial Issuance Trust,
Series 2017-01A, Class B, 144A	2.790	09/14/32	100	99,274

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
OneMain Financial Issuance Trust, (cont’d.)
Series 2017-01A, Class C, 144A	3.350%	09/14/32	100	$ 98,847
Series 2018-01A, Class A, 144A	3.300	03/14/29	400	405,498
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A	3.910	07/08/24	850	859,952
Series 2018-B, Class B, 144A	4.500	07/08/24	250	251,252

Oportun Funding VIII LLC, Series 2018-A, Class A, 144A	3.610	03/08/24	1,990	1,996,869
Oportun Funding X LLC,
Series 2018-C, Class A, 144A	4.100	10/08/24	1,100	1,107,679
Series 2018-C, Class B, 144A	4.590	10/08/24	500	497,536
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A	4.150	12/09/24	800	802,057
Series 2018-D, Class B, 144A	4.830	12/09/24	500	499,891

Oportun Funding XIII LLC, Series 2019-A, Class A, 144A	3.080	08/08/25	1,700	1,679,868
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.022 (c)	02/25/23	1,310	1,277,506
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.822 (c)	08/25/25	800	763,480
				18,776,864
Credit Cards 0.1%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30	2,000	2,428,908
Home Equity Loans 0.2%
ABFC Trust, Series 2003-AHL01, Class A1	4.184	03/25/33	71	72,258
Bear Stearns Asset-Backed Securities Trust, Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 0.750%)	1.672 (c)	03/25/43	282	277,564
Chase Funding Loan Acquisition Trust, Series 2004-OPT01, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)	1.027 (c)	06/25/34	1,004	974,474
Home Equity Asset Trust, Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 0.720%)	1.252 (c)	04/25/34	402	394,942

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class A3, 1 Month LIBOR + 1.040% (Cap N/A, Floor 0.520%)	1.212%(c)	10/25/33	1,055	$ 990,914
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	1.192 (c)	10/25/33	144	142,065

Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-06, Class A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.330%)	0.832 (c)	11/25/33	944	896,418
RAMP Trust, Series 2005-EFC03, Class M5, 1 Month LIBOR + 0.640% (Cap 14.000%, Floor 0.640%)	0.812 (c)	08/25/35	1,400	1,389,299
				5,137,934
Other 0.5%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.522 (c)	04/25/23	1,420	1,369,065
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.972 (c)	06/25/24	8,640	8,098,610
				9,467,675
Residential Mortgage-Backed Securities 0.8%
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.522 (c)	10/25/37	533	533,356
Countrywide Asset-Backed Certificates, Series 2003-BC02, Class 2A1, 1 Month LIBOR + 0.600% (Cap 13.875%, Floor 0.300%)	0.772 (c)	06/25/33	121	114,179
Credit Suisse Mortgage Trust, Series 2018-RPL08, Class A1, 144A	4.125 (cc)	07/25/58	1,713	1,719,893
CWABS, Inc., Asset-Backed Certificates Trust, Series 2004-04, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.210%)	0.592 (c)	08/25/34	1,045	925,136
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59	822	835,636
Series 2019-GS02, Class A1, 144A	3.750 (cc)	01/25/59	1,066	1,077,814
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	1,755	1,754,341
Series 2019-SL01, Class A, 144A	4.000	12/28/54	530	534,146

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250%(cc)	05/25/62		813	$ 844,733
Structured Asset Investment Loan Trust, Series 2003-BC02, Class A3, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	0.872 (c)	04/25/33		108	105,857
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900 (c)	04/16/23	EUR	2,700	2,989,114
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750 (cc)	06/25/57		541	560,560
Series 2017-06, Class A1, 144A	2.750 (cc)	10/25/57		701	728,850
Series 2018-02, Class A1, 144A	3.250 (cc)	03/25/58		1,115	1,178,757
Series 2018-03, Class A1, 144A	3.750 (cc)	05/25/58		1,405	1,513,782
Series 2018-06, Class A1A, 144A	3.750 (cc)	03/25/58		1,520	1,601,382
					17,017,536
Student Loans 1.7%
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.572 (c)	01/25/41		11	10,895
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		1,440	1,189,112
Series 2018-C, Class A, 144A	0.000 (cc)	08/25/43		1,658	1,715,504
Series 2018-D, Class A, 144A	0.000	11/25/43		2,831	2,947,842
Series 2019-A, Class R, 144A	0.000	10/25/48		4,039	268,978
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	1.870 (cc)	12/15/45		6,564	6,881,293
Series 2019-D, Class 1PT, 144A	2.585 (cc)	01/16/46		6,398	6,631,657
Series 2019-F, Class PT1, 144A	0.000	02/15/45		7,043	7,132,016

SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.422 (c)	11/29/24		5,468	5,396,026
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)^	3.922 (c)	11/29/24		2,231	2,253,628
					34,426,951

Total Asset-Backed Securities (cost $491,543,831)					487,862,209

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans 0.1%
Computers 0.0%
McAfee LLC, Second Lien Initial Loan, 1 Month LIBOR + 8.500%	9.500%(c)	09/29/25		131	$ 132,344
Pharmaceuticals 0.1%
Ceva Sante Animale SA (France), Term Loan, 1 - 6 Month EURIBOR + 4.750% (Cap N/A, Floor 0.000%)	4.750 (c)	04/13/26	EUR	1,075	1,245,367

Total Bank Loans (cost $1,321,627)					1,377,711
Commercial Mortgage-Backed Securities 11.7%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF01, Class A4, 144A	2.495	05/15/53		10,000	10,751,382
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60		1,000	1,105,263
Series 2017-BNK06, Class A4	3.254	07/15/60		230	255,792
Series 2018-BN10, Class A4	3.428	02/15/61		4,800	5,391,922
Series 2019-BN17, Class A3	3.456	04/15/52		4,200	4,836,500
Series 2019-BN18, Class A3	3.325	05/15/62		1,800	2,058,062
Series 2019-BN22, Class A3	2.726	11/15/62		1,300	1,428,194
Series 2019-BN24, Class A2	2.707	11/15/62		3,500	3,848,447
Series 2020-BN25, Class A3	2.391	01/15/63		9,933	10,574,627

Barclays Commercial Mortgage Trust, Series 2019-C05, Class A3	2.805	11/15/52		6,100	6,731,759
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33		7,425	8,128,065
BBCMS Mortgage Trust, Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	1.623 (c)	03/15/37		4,500	4,189,765
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963	01/15/52		2,630	3,068,746
Series 2019-B10, Class A3	3.455	03/15/62		3,100	3,534,860
Series 2019-B13, Class A3	2.701	08/15/57		10,000	10,958,122
Series 2020-B17, Class A4	2.042	03/15/53		3,400	3,554,004
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.175 (c)	10/15/36		1,994	1,948,519
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.475 (c)	10/15/36		1,994	1,943,521

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust, (cont’d.)
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.175%(c)	12/15/36	2,198	$ 2,140,260
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	600	663,415
Series 2017-CD05, Class A3	3.171	08/15/50	800	876,737
Series 2017-CD06, Class A4	3.190	11/13/50	1,650	1,790,045

CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	1,800	1,965,623
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	84	89,917
Series 2016-C02, Class A3	2.575	08/10/49	6,200	6,571,615
Series 2016-C03, Class A3	2.896	11/15/49	700	743,573
Series 2017-C04, Class A3	3.209	10/12/50	1,150	1,259,802
Series 2017-P07, Class XC, IO	0.326 (cc)	04/14/50	16,000	281,763
Series 2017-P08, Class A3	3.203	09/15/50	1,600	1,744,291
Series 2018-B02, Class A3	3.744	03/10/51	2,900	3,322,774
Series 2018-C06, Class A3	4.145	11/10/51	4,300	4,965,074
Series 2019-GC43, Class A3	2.782	11/10/52	10,000	10,990,257
Series 2019-SMRT, Class D, 144A	4.745 (cc)	01/10/36	400	407,845
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.778 (cc)	11/10/31	300	302,220
Series 2016-CLNE, Class C, 144A	2.778 (cc)	11/10/31	100	95,919
Commercial Mortgage Trust,
Series 2012-CR01, Class XA, IO	1.848 (cc)	05/15/45	1,011	25,239
Series 2014-CR15, Class XB, IO, 144A	0.024 (cc)	02/10/47	157,461	110,049
Series 2014-UBS05, Class A4	3.838	09/10/47	400	437,239
Series 2015-CR26, Class A4	3.630	10/10/48	50	55,408
Series 2015-LC21, Class A4	3.708	07/10/48	90	99,213
Series 2015-PC01, Class A5	3.902	07/10/50	710	783,521
Series 2016-COR01, Class A3	2.826	10/10/49	700	750,665
Series 2016-DC02, Class A5	3.765	02/10/49	275	308,721
Series 2017-COR02, Class A2	3.239	09/10/50	1,725	1,895,014

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.325 (c)	05/15/36	3,300	3,218,652
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4	3.795 (cc)	12/15/49	3,407	3,819,603
Series 2017-LSTK, Class B, 144A	3.030	04/05/33	500	492,239
Series 2017-LSTK, Class C, 144A	3.229	04/05/33	300	291,609
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class A3	3.959	08/15/51	1,900	2,185,590
Series 2019-C15, Class A3	3.779	03/15/52	6,000	6,920,590

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
DBJPM Mortgage Trust,
Series 2016-C03, Class A4	2.632%	08/10/49	400	$ 427,531
Series 2017-C06, Class A4	3.071	06/10/50	600	663,296

DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.808 (cc)	12/10/36	200	202,058
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555 (cc)	09/10/35	250	262,353
FHLMC Multifamily Structured Pass-Through Certificates,
Series K018, Class X1, IO	1.289 (cc)	01/25/22	2,556	34,237
Series K020, Class X1, IO	1.361 (cc)	05/25/22	1,690	33,881
Series K025, Class X1, IO	0.808 (cc)	10/25/22	6,099	90,538
Series K069, Class X1, IO	0.364 (cc)	09/25/27	6,854	165,834
Series K090, Class X1, IO	0.705 (cc)	02/25/29	16,186	895,589
Series K093, Class X1, IO	0.952 (cc)	05/25/29	13,174	953,613
Series K097, Class X1, IO	1.089 (cc)	07/25/29	17,992	1,540,714
Series K100, Class X1, IO	0.650 (cc)	09/25/29	18,160	962,408
Series K101, Class X1, IO	0.836 (cc)	10/25/29	19,079	1,280,022
Series K735, Class X1, IO	0.965 (cc)	05/25/26	8,991	439,975
Series K1513, Class X1, IO	0.865 (cc)	08/25/34	11,293	982,461
Series Q001, Class XA, IO	2.202 (cc)	02/25/32	15,102	1,720,580
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.436 (cc)	04/10/47	15,000	231,881
Series 2017-GS06, Class A2	3.164	05/10/50	700	770,769
Series 2017-GS07, Class A3	3.167	08/10/50	1,180	1,307,913
Series 2017-GS08, Class A3	3.205	11/10/50	1,400	1,545,994
Series 2019-GC38, Class A3	3.703	02/10/52	6,400	7,380,609
IMT Trust,
Series 2017-APTS, Class AFX, 144A	3.478	06/15/34	140	149,218
Series 2017-APTS, Class XFLC, IO, 144A	0.000 (cc)	06/15/34	185,553	408
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5	3.672	11/15/47	1,400	1,532,634
Series 2015-C29, Class A4	3.611	05/15/48	1,890	2,084,610
Series 2015-C31, Class A3	3.801	08/15/48	1,475	1,648,020
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	4,350	4,804,222
Series 2017-C07, Class A4	3.147	10/15/50	1,100	1,222,055

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.613 (cc)	07/05/31	5,400	5,365,788
KKR Industrial Portfolio Trust, Series 2020-AIP, Class E, 144A, 1 Month LIBOR + 2.626% (Cap N/A, Floor 2.626%)	2.801 (c)	03/15/37	1,274	1,232,846

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class A3	2.988%	02/15/48		1,025	$ 1,079,463
Series 2016-C29, Class A3	3.058	05/15/49		2,750	2,972,211
Series 2016-C30, Class A4	2.600	09/15/49		6,400	6,790,428
Series 2017-C33, Class A4	3.337	05/15/50		1,200	1,320,668
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48		4,550	4,980,042
Series 2017-H01, Class A4	3.259	06/15/50		600	659,467
Series 2017-HR02, Class A3	3.330	12/15/50		2,000	2,224,048
Series 2018-H04, Class A3	4.043	12/15/51		1,500	1,759,270
Series 2019-H06, Class A3	3.158	06/15/52		1,600	1,795,688
Series 2019-MEAD, Class E, 144A	3.177 (cc)	11/10/36		800	563,137

Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 144A	3.885	08/15/38		4,750	5,321,939
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	1.581 (c)	01/23/29	GBP	2,000	2,564,085
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50		1,100	1,196,437
Series 2017-C07, Class A3	3.418	12/15/50		2,100	2,343,534
Series 2018-C08, Class A3	3.720	02/15/51		2,700	3,062,778
Series 2018-C10, Class A3	4.048	05/15/51		1,400	1,621,908
Series 2018-C14, Class A3	4.180	12/15/51		3,250	3,778,070
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49		1,500	1,610,536
Series 2017-C39, Class A4	3.157	09/15/50		1,400	1,545,982
Series 2017-C40, Class A3	3.317	10/15/50		350	385,406
Series 2017-RB01, Class A4	3.374	03/15/50		875	976,502
Series 2018-C43, Class XB, IO	0.363 (cc)	03/15/51		51,500	1,211,821
Series 2018-C46, Class XB, IO	0.371 (cc)	08/15/51		104,789	2,780,209
Series 2020-C56, Class A4	2.194	06/15/53		3,300	3,478,030

Total Commercial Mortgage-Backed Securities (cost $223,102,565)					239,865,748
Corporate Bonds 26.1%
Aerospace & Defense 0.3%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25		1,675	1,354,024
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		2,750	2,195,862
Sr. Unsec’d. Notes, 144A	8.750	12/01/21		1,675	1,674,913

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

Raytheon Technologies Corp., Sr. Unsec’d. Notes, 144A	2.800%	03/15/22	1,480	$ 1,530,440
				6,755,239
Agriculture 0.1%
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125	05/17/21	100	102,915
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	1,700	1,688,334
				1,791,249
Airlines 0.2%
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	07/15/24	89	72,534
Delta Air Lines, Inc., Sr. Unsec’d. Notes(a)	3.400	04/19/21	1,725	1,719,431
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	3,030	3,179,329
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	116	105,202
				5,076,496
Auto Manufacturers 0.8%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	0.676 (c)	04/12/21	230	229,495
Gtd. Notes, 144A	3.100	04/12/21	305	310,589

Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.350	05/04/21	915	932,254
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.350	11/01/22	7,665	7,723,384
General Motors Co., Sr. Unsec’d. Notes	6.600	04/01/36	70	85,623
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	1.118 (c)	04/09/21	720	718,588
Gtd. Notes	3.550	04/09/21	545	553,145

Navistar International Corp., Gtd. Notes, 144A	6.625	11/01/25	445	455,952
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	2.600 (cc)	10/24/25	3,500	3,867,068

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.875%	11/13/20	825	$ 832,158
Gtd. Notes, 144A	4.000	11/12/21	1,060	1,103,836
				16,812,092
Auto Parts & Equipment 0.1%
Adient US LLC, Sr. Sec’d. Notes, 144A	7.000	05/15/26	400	431,016
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A(a)	5.750	04/15/25	1,700	1,766,146
				2,197,162
Banks 6.3%
Banco do Brasil SA (Brazil), Gtd. Notes	3.875	10/10/22	3,440	3,532,426
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes	5.875	04/25/21	2,150	2,173,113
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	1.386 (c)	04/12/23	200	199,497
Sr. Unsec’d. Notes	3.848	04/12/23	600	644,306
Bank of America Corp.,
Jr. Sub. Notes, Series DD	6.300 (ff)	–(rr)	40	45,700
Jr. Sub. Notes, Series MM	4.300 (ff)	–(rr)	2,375	2,247,627
Sr. Unsec’d. Notes	2.592 (ff)	04/29/31	8,630	9,257,161
Sr. Unsec’d. Notes	3.004 (ff)	12/20/23	447	470,862
Sr. Unsec’d. Notes, GMTN	3.300	01/11/23	125	133,399
Sr. Unsec’d. Notes, GMTN	3.593 (ff)	07/21/28	530	603,043
Sr. Unsec’d. Notes, MTN	1.898 (ff)	07/23/31	1,665	1,690,992
Sr. Unsec’d. Notes, MTN	2.496 (ff)	02/13/31	1,615	1,716,372
Sr. Unsec’d. Notes, MTN	3.194 (ff)	07/23/30	1,350	1,506,506
Sr. Unsec’d. Notes, MTN	3.824 (ff)	01/20/28	675	772,287
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	250	278,823
Sr. Unsec’d. Notes, MTN	4.271 (ff)	07/23/29	2,325	2,767,308
Sub. Notes, MTN	4.450	03/03/26	6,500	7,504,175
Sub. Notes, Series L, MTN	3.950	04/21/25	300	336,280

Bank of New York Mellon Corp. (The), Jr. Sub. Notes, Series F	4.625 (ff)	–(rr)	125	128,447
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.375	01/12/26	200	228,122
Sr. Unsec’d. Notes, MTN	4.338 (ff)	05/16/24	1,400	1,516,615

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN	3.800%	01/10/24	350	$ 382,331
Sub. Notes, 144A, MTN	4.375	09/28/25	695	777,015
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950 (ff)	–(rr)	235	231,134
Jr. Sub. Notes, Series R	6.125 (ff)	–(rr)	105	104,696
Jr. Sub. Notes, Series U	5.000 (ff)	–(rr)	2,125	2,127,526
Jr. Sub. Notes, Series V	4.700 (ff)	–(rr)	1,050	1,008,300
Sr. Unsec’d. Notes	3.200	10/21/26	2,495	2,776,674
Sr. Unsec’d. Notes(a)	3.520 (ff)	10/27/28	990	1,115,569
Sub. Notes	4.125	07/25/28	1,260	1,454,943
Sub. Notes	4.400	06/10/25	210	238,872
Sub. Notes	4.450	09/29/27	6,500	7,554,419
Sub. Notes	4.600	03/09/26	165	191,469

Corp. Financiera de Desarrollo SA (Peru), Sr. Unsec’d. Notes	4.750	02/08/22	500	520,776
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.450	04/16/21	250	255,338
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	1.846 (c)	02/04/21	1,150	1,148,009
Sr. Unsec’d. Notes	4.250	02/04/21	1,545	1,565,503
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	315	320,093
Sr. Unsec’d. Notes, Series D	5.000	02/14/22	750	786,857
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23	1,000	1,081,768
Gov’t. Gtd. Notes, EMTN	2.750	09/16/25	2,000	2,212,345
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A	1.625	10/16/24	500	522,043
Gov’t. Liquid Gtd. Notes, 144A, MTN	3.250	09/26/23	750	815,641
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%	4.370 (c)	–(rr)	175	169,875
Sr. Unsec’d. Notes	3.500	01/23/25	515	566,649
Sr. Unsec’d. Notes	3.850	01/26/27	800	910,183
Sr. Unsec’d. Notes	4.223 (ff)	05/01/29	1,345	1,587,164
Sr. Unsec’d. Notes, EMTN	2.100 (cc)	11/26/22	2,000	2,051,639
Sr. Unsec’d. Notes, EMTN	3.000 (cc)	05/31/24	2,244	2,451,490
Sr. Unsec’d. Notes, MTN	2.905 (ff)	07/24/23	1,400	1,458,500
Sub. Notes	5.150	05/22/45	125	173,413

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 2.240%	2.558 (c)	03/08/21	200	202,423

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

ING Groep NV (Netherlands), Sr. Unsec’d. Notes(a)	3.550%	04/09/24	600	$ 656,927
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000 (ff)	–(rr)	1,515	1,524,734
Jr. Sub. Notes, Series HH	4.600 (ff)	–(rr)	2,125	2,063,705
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.738 (c)	–(rr)	97	92,823
Jr. Sub. Notes, Series II	4.000 (ff)	–(rr)	4,510	4,180,101
Jr. Sub. Notes, Series X	6.100 (ff)	–(rr)	125	132,320
Sr. Unsec’d. Notes	3.509 (ff)	01/23/29	375	426,712
Sr. Unsec’d. Notes	3.625	05/13/24	350	387,984
Sr. Unsec’d. Notes	3.782 (ff)	02/01/28	4,500	5,155,108
Sr. Unsec’d. Notes	3.964 (ff)	11/15/48	845	1,094,939
Sr. Unsec’d. Notes	4.005 (ff)	04/23/29	1,550	1,822,926
Sr. Unsec’d. Notes	4.452 (ff)	12/05/29	6,920	8,382,924
Sub. Notes	4.250	10/01/27	215	252,806

KeyCorp, Sr. Unsec’d. Notes, MTN	5.100	03/24/21	400	412,051
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	800	907,028
MFB Magyar Fejlesztesi Bank Zrt (Hungary), Gov’t. Gtd. Notes	6.250	10/21/20	3,970	4,018,623
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.761	07/26/23	1,930	2,098,874
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	3.885 (c)	–(rr)	75	70,815
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	390	421,344
Sr. Unsec’d. Notes, GMTN	3.772 (ff)	01/24/29	4,280	4,963,457
Sr. Unsec’d. Notes, GMTN	4.431 (ff)	01/23/30	1,150	1,395,620
Sr. Unsec’d. Notes, MTN	3.591 (ff)	07/22/28	640	731,487
Sub. Notes, GMTN	4.350	09/08/26	5,505	6,436,988

PNC Bank NA, Sub. Notes	4.050	07/26/28	350	417,856
Truist Bank, Sr. Unsec’d. Notes	2.850	04/01/21	550	558,051
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.000	04/15/21	390	397,086
Wells Fargo & Co.,
Sr. Unsec’d. Notes	2.500	03/04/21	75	75,918

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
Wells Fargo & Co., (cont’d.)
Sr. Unsec’d. Notes(a)	3.068%(ff)	04/30/41		3,050	$ 3,334,659
Sr. Unsec’d. Notes, MTN	2.572 (ff)	02/11/31		2,575	2,733,289
					129,662,873
Beverages 0.0%
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750	01/31/27		200	210,024
Keurig Dr. Pepper, Inc., Gtd. Notes	3.551	05/25/21		615	630,437
					840,461
Biotechnology 0.0%
Amgen, Inc., Sr. Unsec’d. Notes	3.875	11/15/21		207	214,574
Building Materials 0.3%
Forterra Finance LLC/FRTA Finance Corp., Sr. Sec’d. Notes, 144A	6.500	07/15/25		1,375	1,467,625
U.S. Concrete, Inc., Gtd. Notes(a)	6.375	06/01/24		3,000	3,063,488
Vulcan Materials Co., Sr. Unsec’d. Notes	4.700	03/01/48		995	1,229,727
					5,760,840
Chemicals 0.7%
Atotech Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A(a)	6.250	02/01/25		1,500	1,543,073
Chemours Co. (The), Gtd. Notes(a)	7.000	05/15/25		1,910	1,958,076
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	1.750	06/14/22	EUR	390	462,299
Gtd. Notes	3.500	07/19/22		3,460	3,576,739
Gtd. Notes	4.125	03/14/21		1,000	1,014,903

DuPont de Nemours, Inc., Sr. Unsec’d. Notes	3.766	11/15/20		435	438,978
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000	11/15/21		350	369,390

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875%	06/01/24		1,800	$ 1,798,567
Orbia Advance Corp. SAB de CV (Mexico), Gtd. Notes, 144A	4.875	09/19/22		290	305,841
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		600	571,197
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24		1,000	937,790
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		85	94,275
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24		525	467,262
					13,538,390
Commercial Services 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26		1,125	1,204,012
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	2.241	02/16/21		1,400	1,410,630
Sr. Unsec’d. Notes	2.849	03/03/22		2,000	2,062,710

Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118		785	1,120,420
Loxam SAS (France),
Sr. Sec’d. Notes, 144A	2.875	04/15/26	EUR	700	751,188
Sr. Sub. Notes, 144A	4.500	04/15/27	EUR	800	826,966

Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000	04/15/22		2,450	2,460,780
University of Notre Dame du Lac, Unsec’d. Notes	3.394	02/15/48		400	505,699
					10,342,405
Computers 0.5%
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875	06/15/21		1,776	1,780,335
IBM Credit LLC,
Sr. Unsec’d. Notes	2.650	02/05/21		5,000	5,059,787
Sr. Unsec’d. Notes	3.450	11/30/20		4,240	4,283,349
					11,123,471

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes	5.625%	09/01/25	1,522	$ 1,582,866
Diversified Financial Services 0.9%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23	1,150	1,093,008
BOC Aviation Ltd. (Singapore), Sr. Unsec’d. Notes, EMTN	2.375	09/15/21	1,303	1,311,479
Capital One Financial Corp., Sr. Unsec’d. Notes(a)	3.450	04/30/21	3,445	3,513,339
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	3.150	07/24/24	2,000	2,207,085
CPPIB Capital, Inc. (Canada), Gov’t. Gtd. Notes, 144A, MTN	2.750	11/02/27	250	287,154
Credit Suisse International (United Kingdom), Sub. Notes, Series E^	2.107 (s)	12/15/20	205	204,907
Discover Financial Services, Sr. Unsec’d. Notes	5.200	04/27/22	400	427,643
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.500	10/18/23	100	110,964
LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25	875	912,557
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27	425	438,794
Gtd. Notes, 144A	8.125	07/15/23	2,195	2,290,304
Gtd. Notes, 144A	9.125	07/15/26	1,400	1,524,984

OneMain Finance Corp., Gtd. Notes(a)	6.125	03/15/24	1,775	1,934,674
Ontario Teachers’ Finance Trust (Canada),
Local Gov’t. Gtd. Notes, 144A	2.125	09/19/22	250	259,360
Local Gov’t. Gtd. Notes, 144A	2.750	04/16/21	250	254,267

Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	227,252
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390	12/02/24	1,000	1,248,334
Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650	02/16/21	200	202,597
				18,448,702

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 1.8%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	5.875%	12/13/21	4,200	$ 4,481,266
AES Panama SRL (Panama), Sr. Unsec’d. Notes, 144A	6.000	06/25/22	825	834,573
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	1,300	1,314,482
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	1,950	2,001,370

Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series C	4.300	12/01/56	25	33,791
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875	05/25/22	515	532,073
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	425	428,212
Sr. Unsec’d. Notes	5.750	01/26/21	600	591,954
Sr. Unsec’d. Notes, 144A	5.750	01/26/21	2,570	2,535,537
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	475	454,693

FirstEnergy Corp., Sr. Unsec’d. Notes, Series B	3.900	07/15/27	505	554,530
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350	01/15/25	125	138,006
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes	9.400	02/01/21	503	525,276
Local Gov’t. Gtd. Notes, MTN	6.270	01/03/26	85	109,350
Local Gov’t. Gtd. Notes, MTN	8.400	03/28/25	500	671,487
Local Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27	1,000	1,440,002
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	375	609,899
Local Gov’t. Gtd. Notes, Series HY	8.400	01/15/22	1,084	1,208,578
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	565	722,665
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A	5.000	11/12/24	2,000	2,253,543
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	320	364,549

Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	425	471,002
Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395	04/09/30	1,640	1,913,154
Nova Scotia Power Finance Corp. (Canada), Local Gov’t. Gtd. Notes	9.400	04/01/21	1,400	1,482,578
NRG Energy, Inc.,
Gtd. Notes	6.625	01/15/27	1,800	1,930,806
Gtd. Notes, 144A(a)	5.250	06/15/29	625	689,701

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

PacifiCorp, First Mortgage	3.300%	03/15/51		300	$ 364,685
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400	01/15/21		300	302,531
Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48		580	707,204
State Grid Overseas Investment 2016 Ltd. (China), Gtd. Notes, EMTN	2.750	05/04/22		250	257,770
Tucson Electric Power Co., Sr. Unsec’d. Notes	4.000	06/15/50		2,350	2,977,836
Vistra Operations Co. LLC, Gtd. Notes, 144A	5.625	02/15/27		3,700	3,968,166
					36,871,269
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc., Gtd. Notes, 144A	7.125	06/15/25		2,250	2,470,779
Engineering & Construction 0.0%
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		200	177,665
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26		620	561,433
					739,098
Entertainment 0.4%
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.750	06/15/25		3,800	1,064,052
Sr. Sec’d. Notes, 144A	10.500	04/24/26		330	288,892

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25		2,325	2,093,949
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes	6.750	11/01/21	EUR	1,600	1,153,273
Sr. Sec’d. Notes, 144A	12.750	09/30/23	EUR	460	541,884

Colt Merger Sub, Inc., Sr. Sec’d. Notes, 144A	6.250	07/01/25		1,520	1,589,548

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	7.625%	04/15/26		1,075	$ 942,392
Scientific Games International, Inc., Gtd. Notes, 144A	8.250	03/15/26		500	498,858
					8,172,848
Food Service 0.0%
Aramark Services, Inc., Gtd. Notes, 144A(a)	6.375	05/01/25		600	632,750
Foods 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes, 144A	3.500	02/15/23		2,900	2,958,902
B&G Foods, Inc., Gtd. Notes(a)	5.250	04/01/25		2,000	2,090,260
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.875	07/15/24		4,400	4,490,382
Kraft Heinz Foods Co.,
Gtd. Notes, 144A	4.625	10/01/39		1,415	1,483,689
Gtd. Notes, 144A	4.875	10/01/49		1,575	1,732,687

McCormick & Co., Inc., Sr. Unsec’d. Notes	2.500	04/15/30		3,080	3,352,238
Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000 (c)	11/30/23	EUR	425	485,649
					16,593,807
Forest Products & Paper 0.0%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400	11/01/20		200	202,301
Inversiones CMPC S.A. Branch (Chile), Gtd. Notes, 144A	4.500	04/25/22		210	218,465
					420,766
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625	05/20/24		3,525	3,809,157

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Products 0.1%
Medtronic Global Holdings SCA,
Gtd. Notes	1.625%	03/07/31	EUR	300	$ 396,903
Gtd. Notes	2.250	03/07/39	EUR	300	420,982

Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	430	565,071
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	800	983,282
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	550	685,192
					3,051,430
Healthcare-Services 0.7%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.829	08/15/28		1,175	1,366,264
Centene Corp., Sr. Unsec’d. Notes	4.250	12/15/27		385	410,430
HCA, Inc., Gtd. Notes	5.375	02/01/25		425	481,223
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48		800	1,041,852
IQVIA, Inc., Gtd. Notes, 144A	2.250	01/15/28	EUR	1,200	1,399,504
MEDNAX, Inc., Gtd. Notes, 144A	5.250	12/01/23		1,450	1,472,250
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes(a)	6.750	06/15/23		3,400	3,587,586
Sr. Unsec’d. Notes(a)	7.000	08/01/25		1,000	1,034,765
Sr. Unsec’d. Notes(a)	8.125	04/01/22		2,500	2,700,064
					13,493,938
Holding Companies-Diversified 0.1%
CK Hutchison International 17 Ltd. (United Kingdom), Gtd. Notes, 144A	2.875	04/05/22		1,000	1,027,417
Home Builders 0.5%
KB Home, Gtd. Notes	7.000	12/15/21		175	183,716
Lennar Corp., Gtd. Notes	5.250	06/01/26		3,000	3,360,201
M/I Homes, Inc., Gtd. Notes	5.625	08/01/25		1,885	1,951,792

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	750	$ 844,699
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	1,400	1,311,067
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	01/31/25	110	112,993
Gtd. Notes, 144A	5.875	06/15/27	1,325	1,469,825
Gtd. Notes, 144A	6.000	09/01/23	184	189,533
				9,423,826
Home Furnishings 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes	4.700	06/01/22	100	107,109
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000	06/15/22	100	104,296
Insurance 0.1%
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	135	155,713
Markel Corp.,
Sr. Unsec’d. Notes	4.150	09/17/50	505	615,135
Sr. Unsec’d. Notes	4.900	07/01/22	250	268,922
				1,039,770
Internet 0.1%
Netflix, Inc., Sr. Unsec’d. Notes	5.375	02/01/21	2,000	2,044,752
Leisure Time 0.0%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A(a)	3.625	12/15/24	1,500	989,047
Lodging 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250	09/15/22	100	101,391
MGM Resorts International, Gtd. Notes	6.000	03/15/23	275	287,842

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125%	08/08/25	300	$ 330,161
Station Casinos LLC, Gtd. Notes, 144A(a)	5.000	10/01/25	925	874,548
				1,593,942
Machinery-Construction & Mining 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes(a)	3.250	04/09/50	840	1,010,343
Machinery-Diversified 0.0%
CNH Industrial Capital LLC,
Gtd. Notes(a)	4.375	11/06/20	200	201,549
Gtd. Notes	4.875	04/01/21	75	76,834

Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	100	104,824
				383,207
Media 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500	05/01/26	6,800	7,199,397
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50	775	936,279
Sr. Sec’d. Notes	5.375	05/01/47	85	107,423
Sr. Sec’d. Notes	6.384	10/23/35	3,075	4,213,186
Sr. Sec’d. Notes	6.484	10/23/45	95	134,035

Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	9.250	02/15/24	1,617	1,467,471
Comcast Corp., Gtd. Notes	4.250	10/15/30	335	421,504
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A(a)	10.875	10/15/25	4,301	4,612,950
Diamond Sports Group LLC/Diamond Sports Finance Co., Sr. Sec’d. Notes, 144A	5.375	08/15/26	2,050	1,571,409
				20,663,654

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.0%
Textron, Inc., Sr. Unsec’d. Notes	3.650%	03/01/21	25	$ 25,347
Multi-National 1.0%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN, 6 Month LIBOR + 0.650%^	2.020 (c)	02/01/27	3,000	3,176,700
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820	06/16/28	3,000	4,156,703
Sr. Unsec’d. Notes	6.375	10/01/28	1,080	1,528,928
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21	865	871,583
Sr. Unsec’d. Notes	2.750	01/06/23	800	829,890
Sr. Unsec’d. Notes	3.250	02/11/22	1,000	1,027,199
Sr. Unsec’d. Notes	3.750	11/23/23	1,000	1,071,175
Sr. Unsec’d. Notes	4.375	06/15/22	1,100	1,161,240
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	500	650,005
Sr. Unsec’d. Notes	7.000	06/15/25	1,000	1,301,765
Unsec’d. Notes	6.950	08/01/26	500	669,700
Unsec’d. Notes, MTN	6.750	07/15/27	1,895	2,620,529

North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400	10/26/22	790	819,238
				19,884,655
Oil & Gas 1.9%
Antero Resources Corp.,
Gtd. Notes	5.125	12/01/22	750	601,747
Gtd. Notes	5.375	11/01/21	2,775	2,657,062
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, (original cost $2,031,875; purchased 04/02/19 - 11/25/19), 144A(f)	10.000	04/01/22	1,950	1,612,893
Sr. Unsec’d. Notes, (original cost $97,406; purchased 04/02/19 - 05/02/19), 144A(f)	7.000	11/01/26	100	64,166

Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47	1,332	1,198,793
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	425	426,319

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000%	06/15/25		1,300	$ 1,335,611
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000	05/09/23		200	210,248
CNX Resources Corp., Gtd. Notes	5.875	04/15/22		946	940,345
Concho Resources, Inc., Gtd. Notes	4.875	10/01/47		350	420,732
Helmerich & Payne, Inc., Sr. Unsec’d. Notes	4.650	03/15/25		300	326,478
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/24/25		200	220,773
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		200	224,305
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.000	03/31/24		765	728,522
Gtd. Notes, 144A	7.125	02/01/27		350	311,418

Occidental Petroleum Corp., Sr. Unsec’d. Notes	7.500	05/01/31		250	266,251
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	05/03/22		400	424,762
Petrobras Global Finance BV (Brazil),
Gtd. Notes	4.750	01/14/25	EUR	180	230,584
Gtd. Notes	5.750	02/01/29		300	324,481
Gtd. Notes	6.625	01/16/34	GBP	1,575	2,161,199
Gtd. Notes	7.375	01/17/27		1,550	1,823,357
Gtd. Notes	8.750	05/23/26		1,500	1,873,916
Gtd. Notes, 144A	5.093	01/15/30		95	97,981
Gtd. Notes, EMTN	6.250	12/14/26	GBP	900	1,267,849
Petroleos Mexicanos (Mexico),
Gtd. Notes	2.500	11/24/22	EUR	465	517,064
Gtd. Notes	6.350	02/12/48		686	540,716
Gtd. Notes	6.500	03/13/27		3,665	3,496,771
Gtd. Notes	6.500	01/23/29		300	276,782
Gtd. Notes, 144A	6.490	01/23/27		3,133	2,992,015
Gtd. Notes, 144A	7.690	01/23/50		185	162,248
Gtd. Notes, EMTN	2.500	08/21/21	EUR	1,100	1,268,339
Gtd. Notes, EMTN	3.750	11/16/25	GBP	853	954,278
Gtd. Notes, EMTN	4.875	02/21/28	EUR	200	204,503
Gtd. Notes, EMTN	8.250	06/02/22	GBP	640	862,123
Gtd. Notes, MTN	6.750	09/21/47		789	642,436
Gtd. Notes, MTN	6.875	08/04/26		1,440	1,432,185

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Range Resources Corp.,
Gtd. Notes	5.875%	07/01/22	527	$ 487,478
Gtd. Notes, 144A	9.250	02/01/26	2,600	2,509,595

Sinopec Group Overseas Development 2013 Ltd. (China), Gtd. Notes	4.375	10/17/23	1,220	1,342,025
Sinopec Group Overseas Development 2017 Ltd. (China), Gtd. Notes, 144A	2.250	09/13/20	780	780,997
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500	03/23/25	27	23,612
				38,242,959
Packaging & Containers 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A(a)	5.125	07/15/23	1,200	1,219,556
Pharmaceuticals 2.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	95	106,281
Sr. Unsec’d. Notes	4.500	05/14/35	150	187,462
Sr. Unsec’d. Notes, 144A	4.050	11/21/39	9,395	11,548,021
Sr. Unsec’d. Notes, 144A	4.550	03/15/35	165	210,216
Sr. Unsec’d. Notes, 144A	4.850	06/15/44	1,115	1,481,041

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	3,600	4,025,330
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	850	853,768
Gtd. Notes, 144A	6.125	04/15/25	1,275	1,317,334
Gtd. Notes, 144A	7.000	01/15/28	425	463,490

Bayer US Finance II LLC (Germany), Gtd. Notes, 144A(a)	4.250	12/15/25	1,300	1,492,601
Becton, Dickinson & Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.875%	1.181 (c)	12/29/20	1,778	1,778,366
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes(a)	4.125	06/15/39	475	634,876
Sr. Unsec’d. Notes(a)	4.250	10/26/49	735	1,047,688
Sr. Unsec’d. Notes	4.550	02/20/48	1,040	1,512,316
Sr. Unsec’d. Notes	5.000	08/15/45	850	1,279,527

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Cardinal Health, Inc., Sr. Unsec’d. Notes	3.200%	03/15/23	1,215	$ 1,291,478
Cigna Corp.,
Gtd. Notes	4.375	10/15/28	1,630	1,968,141
Sr. Unsec’d. Notes	3.200	03/15/40	1,040	1,159,182
CVS Health Corp.,
Sr. Unsec’d. Notes	3.350	03/09/21	3,452	3,514,732
Sr. Unsec’d. Notes	5.125	07/20/45	70	95,125

McKesson Corp., Sr. Unsec’d. Notes	3.650	11/30/20	3,110	3,142,740
Mylan, Inc., Gtd. Notes(a)	4.550	04/15/28	1,240	1,468,429
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.400	09/23/21	3,355	3,423,379
Gtd. Notes(a)	3.200	09/23/26	925	1,039,418

Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes(a)	3.025	07/09/40	1,300	1,410,999
Upjohn, Inc.,
Gtd. Notes, 144A(a)	3.850	06/22/40	1,120	1,280,229
Gtd. Notes, 144A	4.000	06/22/50	2,080	2,387,199
				50,119,368
Pipelines 0.8%
Energy Transfer Operating LP,
Gtd. Notes(a)	5.000	05/15/50	1,030	1,021,421
Gtd. Notes	5.300	04/15/47	110	108,253
Jr. Sub. Notes, Series G	7.125 (ff)	–(rr)	1,300	1,079,250
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	2,725	2,709,000
Gtd. Notes	3.900	02/15/24	250	275,200

Kinder Morgan Energy Partners LP, Gtd. Notes	3.950	09/01/22	372	393,435
Kinder Morgan, Inc., Gtd. Notes	3.250	08/01/50	1,255	1,234,544
MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	20	22,642
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375	08/15/22	125	129,579
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	6,100	5,554,017
Gtd. Notes	4.950	07/13/47	385	375,061

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	2.850%	01/31/23	350	$ 355,638
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	09/15/24	1,300	1,252,047
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	225	251,626
Sr. Unsec’d. Notes	4.300	03/04/24	325	355,935
Sr. Unsec’d. Notes	4.500	11/15/23	345	377,981
				15,495,629
Real Estate Investment Trusts (REITs) 0.3%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes, 144A(a)	4.625	06/15/25	610	642,187
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	5.000	04/15/23	1,925	1,886,148
SBA Communications Corp., Sr. Unsec’d. Notes(a)	4.000	10/01/22	2,800	2,838,733
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	575	591,937
Gtd. Notes, 144A	4.625	12/01/29	860	904,567
				6,863,572
Retail 0.6%
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	1,075	1,013,261
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750	10/01/25	1,873	980,984
Sr. Unsec’d. Notes, 144A	6.750	10/15/24	1,250	868,565
L Brands, Inc.,
Gtd. Notes	5.625	10/15/23	3,319	3,364,173
Gtd. Notes	6.625	04/01/21	400	412,500

PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25	42	43,170
Rite Aid Corp., Sr. Sec’d. Notes, 144A	8.000	11/15/26	253	261,087

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25		3,650	$ 3,745,344
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		1,395	1,416,761
					12,105,845
Semiconductors 0.5%
Broadcom, Inc.,
Gtd. Notes, 144A	3.459	09/15/26		5,469	5,989,692
Gtd. Notes, 144A	5.000	04/15/30		3,645	4,329,287
					10,318,979
Software 0.0%
Fidelity National Information Services, Inc., Gtd. Notes	0.750	05/21/23	EUR	500	599,885
Telecommunications 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes	1.650	02/01/28		3,720	3,785,048
Sr. Unsec’d. Notes	3.800	02/15/27		140	160,036
Sr. Unsec’d. Notes	4.300	02/15/30		350	418,409
Sr. Unsec’d. Notes	4.550	03/09/49		1,125	1,378,728
Sr. Unsec’d. Notes	4.850	03/01/39		3,765	4,697,932
Sr. Unsec’d. Notes	4.900	08/15/37		50	62,602
CenturyLink, Inc.,
Sr. Unsec’d. Notes(a)	5.625	04/01/25		585	625,358
Sr. Unsec’d. Notes, Series S	6.450	06/15/21		2,500	2,590,086

Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500	08/01/23(d)		3,020	1,891,627
Level 3 Financing, Inc.,
Gtd. Notes(a)	5.125	05/01/23		2,500	2,509,419
Sr. Sec’d. Notes, 144A	3.400	03/01/27		325	350,250

Qwest Corp., Sr. Unsec’d. Notes	6.750	12/01/21		50	53,353
Sprint Communications, Inc., Gtd. Notes	6.000	11/15/22		4,000	4,322,572
Sprint Corp., Gtd. Notes	7.250	09/15/21		4,000	4,228,425

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%(cc)	03/20/23	125	$ 126,703
T-Mobile USA, Inc., Gtd. Notes	6.000	03/01/23	3,000	3,015,522
				30,216,070
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450	09/15/21	100	102,697
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34	106	129,636
SNCF Reseau (France), Sr. Unsec’d. Notes, EMTN	2.000	10/13/20	2,000	2,006,091
XPO Logistics, Inc., Gtd. Notes, 144A	6.750	08/15/24	196	210,697
				2,449,121

Total Corporate Bonds (cost $517,997,391)				536,331,011
Municipal Bonds 0.4%
California 0.0%
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	25	31,296
Taxable, Revenue Bonds, Series J	4.131	05/15/45	25	30,921
				62,217
Illinois 0.3%
Chicago O’Hare International Airport,
Taxable, Revenue Bonds, Series C	4.472	01/01/49	2,465	3,254,540
Taxable, Revenue Bonds, Series C	4.572	01/01/54	640	879,603
State of Illinois,
General Obligation Unlimited, Series A	5.000	10/01/22	635	670,839
General Obligation Unlimited, Series D	5.000	11/01/22	1,685	1,783,640
				6,588,622

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414%	01/01/40	100	$ 176,230
Puerto Rico 0.1%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., Revenue Bonds, Restructured, Series A-1	5.000	07/01/58	2,135	2,299,438
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	125	179,859

Total Municipal Bonds (cost $8,035,291)				9,306,366
Residential Mortgage-Backed Securities 7.2%
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.772 (c)	04/25/28	224	221,810
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.522 (c)	08/25/28	108	107,157
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.772 (c)	08/25/28	300	288,043
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.022 (c)	10/25/28	475	470,402
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.622 (c)	04/25/29	307	306,047
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.272 (c)	07/25/29	505	502,869
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.772 (c)	07/25/29	1,500	1,454,625
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.572 (c)	10/25/29	670	667,280
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.172 (c)	10/25/29	2,400	2,309,776
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.822 (c)	06/25/30	2,150	2,156,481
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)	3.572 (c)	06/25/30	430	433,443

BVRT Financing Trust, Series 2019-01, Class F, 144A^	2.338	09/15/21	11,580	11,451,136

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.671%(c)	11/01/23	5,200	$ 5,166,917
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.567 (c)	04/25/24	2,450	2,444,880
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	2.171 (c)	01/25/57	775	774,694
Series 2017-06, Class A1, 144A	3.015 (cc)	06/25/57	2,358	2,372,807
Series 2017-08, Class A1, 144A	3.000 (cc)	12/25/65	603	601,020

Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.746 (cc)	09/25/47	43	39,403
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.322 (c)	09/25/31	3,395	3,322,994
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.272 (c)	06/25/39	1,287	1,268,846
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.272 (c)	10/25/39	1,500	1,465,229
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.222 (c)	01/25/40	1,900	1,802,895
Credit Suisse Mortgage Trust,
Series 2019-11R, Class 1A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.529 (c)	09/25/45	3,941	3,909,900
Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)^	1.572 (c)	12/25/59	6,398	6,334,143
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.872 (c)	11/25/28	516	507,663
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.972 (c)	04/25/29	373	369,994

Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.322 (c)	10/25/30	529	514,259
Fannie Mae REMICS,
Series 2012-132, Class KI, IO	3.000	12/25/32	3,997	401,533
Series 2012-144, Class EI, IO	3.000	01/25/28	5,534	370,977
Series 2012-148, Class IC, IO	3.000	01/25/28	8,116	532,799
Series 2013-13, Class IK, IO	2.500	03/25/28	3,609	181,745
Series 2013-49, Class AI, IO	3.000	05/25/33	3,614	350,554
Series 2015-59, Class CI, IO	3.500	08/25/30	5,516	396,067
Series 2016-20, Class DI, IO	3.500	04/25/31	5,147	536,384
Series 2018-24, Class BH	3.500	04/25/48	680	719,877
Series 2018-25, Class AG	3.500	04/25/47	2,459	2,585,597

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Fannie Mae REMICS, (cont’d.)
Series 2018-57, Class QV	3.500%	11/25/29	2,000	$ 2,121,945
Freddie Mac REMICS,
Series 4012, Class MJ	3.500	11/15/40	2,474	2,574,320
Series 4046, Class PI, IO	3.000	05/15/27	3,506	218,738
Series 4060, Class IO, IO	3.000	06/15/27	5,453	238,070
Series 4073, Class EI, IO	3.000	02/15/27	8,918	426,311
Series 4131, Class BI, IO	2.500	11/15/27	6,816	370,643
Series 4146, Class KI, IO	3.000	12/15/32	4,039	394,600
Series 4153, Class IO, IO	3.000	01/15/28	9,163	634,364
Series 4172, Class KI, IO	3.000	10/15/32	6,707	515,412
Series 4182, Class EI, IO	2.500	03/15/28	4,608	283,667
Series 4186, Class JI, IO	3.000	03/15/33	13,950	1,424,497
Series 4314, Class PD	3.750	07/15/43	2,783	2,956,796
Series 4574, Class AI, IO	3.000	04/15/31	3,568	291,134
Series 4631, Class GP	3.500	03/15/46	4,186	4,488,364
Series 4830, Class EA	4.500	05/15/43	1,395	1,401,342
Freddie Mac Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.022 (c)	02/25/50	1,910	1,809,025
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.272 (c)	06/25/50	330	325,250
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.172 (c)	06/25/50	1,350	1,339,898
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.272 (c)	03/25/50	140	134,130
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.776 (c)	07/25/50	3,555	3,526,671
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.922 (c)	09/25/48	2	2,218
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.822 (c)	01/25/49	231	224,179

GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	7,160	7,049,139
Government National Mortgage Assoc.,
Series 2013-47, Class IA, IO	4.000	03/20/43	1,473	234,127
Series 2014-116, Class IT, IO	4.000	08/20/44	1,698	235,412
Series 2016-164, Class IG, IO	4.000	12/20/46	3,636	528,174
Series 2017-045, Class QA	3.000	11/20/42	8,333	8,652,161
Series 2017-163, Class PT	3.000	11/20/47	3,449	3,647,335
Series 2018-05, Class IB, IO	4.000	01/20/48	1,428	235,362

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.312%(c)	01/26/37	9	$ 9,134
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.312 (c)	01/26/37	125	122,014
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.772 (c)	10/25/28	145	142,934
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.822 (c)	05/25/29	218	214,996

JPMorgan Mortgage Trust, Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.922 (c)	04/25/46	395	390,793
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59	833	832,868
Series 2019-PR01, Class A1, 144A	3.858	09/25/59	4,205	4,185,894
Series 2020-GS01, Class A1, 144A	2.882	10/25/59	3,576	3,553,825

LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.671 (c)	04/01/24	693	686,478
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.426 (c)	01/23/23	1,055	1,055,000
Series 2020-04, Class A1, 144A^	0.000	04/23/23	1,005	1,005,000
Series 2020-04, Class A2, 144A^	0.000	04/23/23	1,935	1,935,000

MRA Issuance Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.571 (c)	12/08/20	11,439	11,449,836
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A	4.000 (cc)	12/25/57	434	464,342
Series 2018-02A, Class A1, 144A	4.500 (cc)	02/25/58	1,057	1,139,810
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.922 (c)	01/25/48	811	799,175

Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.722 (c)	07/25/28	136	135,700
Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.572 (c)	07/25/29	61	61,437
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)	3.378 (c)	07/25/30	1,100	1,099,561
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.928 (c)	07/25/30	1,800	1,800,425

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.572%(c)	03/25/28		25	$ 24,686
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	2.872 (c)	03/25/28		330	312,263
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.372 (c)	06/25/29		57	56,559
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.122 (c)	02/25/30		700	692,543
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.622 (c)	02/25/30		2,200	2,026,037

Station Place Securitization Trust, Series 2020-03, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	1.129 (c)	04/24/21		10,100	10,183,842
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	3.270 (cc)	12/25/34		178	171,286

Total Residential Mortgage-Backed Securities (cost $149,127,182)					148,174,968
Sovereign Bonds 11.4%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes	2.500	10/11/22		3,000	3,121,875
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	4.625	01/11/23		650	286,812
Sr. Unsec’d. Notes	5.625	01/26/22		3,470	1,532,093
Sr. Unsec’d. Notes	6.875	04/22/21		2,520	1,132,550
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	351	195,906
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	235	130,903
Sr. Unsec’d. Notes	8.280	12/31/33		232	117,477

Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		5,028	5,075,744
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		5,600	5,740,000
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.000	02/26/24		1,000	1,069,974
Sr. Unsec’d. Notes	4.375	07/12/21		500	515,012

Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes	6.375	03/24/21		200	207,179
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	7.500	05/06/21		833	863,424

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Dominican Republic International Bond (Dominican Republic), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.000%	07/19/28		400	$ 425,927
Sr. Unsec’d. Notes, 144A	7.500	05/06/21		50	51,805
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	1,045	1,192,718
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	890	993,336
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	1,210	1,321,313

Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	2.500	11/01/20		4,715	4,736,994
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950	02/15/26		135	179,772
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		600	653,624
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	6.375	02/11/27		1,420	1,311,261
Hellenic Republic Government Bond (Greece),
Bonds	3.500	01/30/23	EUR	2,915	3,714,319
Bonds	3.650 (cc)	02/24/23	EUR	7,809	9,980,572
Bonds	3.650 (cc)	02/24/24	EUR	2,282	3,005,472
Bonds	3.650 (cc)	02/24/26	EUR	652	897,362
Bonds	3.650 (cc)	02/24/27	EUR	452	626,103
Bonds	3.650 (cc)	02/24/28	EUR	170	241,281
Bonds	3.650 (cc)	02/24/29	EUR	509	723,013
Bonds	3.650 (cc)	02/24/30	EUR	125	181,752
Bonds	3.650 (cc)	02/24/31	EUR	150	220,472
Bonds	3.650 (cc)	02/24/32	EUR	125	186,353
Bonds	3.650 (cc)	02/24/33	EUR	1,961	2,980,015
Bonds	3.650 (cc)	02/24/34	EUR	294	449,360
Bonds	3.650 (cc)	02/24/35	EUR	308	479,365
Bonds	3.650 (cc)	02/24/36	EUR	25	38,420
Bonds	3.650 (cc)	02/24/37	EUR	95	145,214
Bonds	3.650 (cc)	02/24/38	EUR	1,125	1,749,719
Bonds	3.650 (cc)	02/24/40	EUR	132	214,609
Bonds	3.650 (cc)	02/24/41	EUR	71	114,041
Bonds	3.650 (cc)	02/24/42	EUR	189	312,927
Bonds	4.000	01/30/37	EUR	250	406,769
Sr. Unsec’d. Notes, 144A	4.375	08/01/22	EUR	3,000	3,832,447

Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	470	785,851
Hong Kong Government International Bond (Hong Kong), Sr. Unsec’d. Notes, 144A	2.500	05/28/24		2,500	2,649,999

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375%	02/21/23		1,820	$ 2,013,205
Sr. Unsec’d. Notes	5.750	11/22/23		2,200	2,529,207
Sr. Unsec’d. Notes	6.375	03/29/21		2,108	2,190,085
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes	5.875	05/11/22		1,359	1,457,971
Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	965	1,153,870
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	774	884,690
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	465	552,727
Sr. Unsec’d. Notes, 144A, MTN	5.875	01/15/24		1,000	1,150,069
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	3,000	3,715,828
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	800	964,200
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	750	1,026,527
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes, 144A	5.800	01/15/28		281	259,847
Sr. Unsec’d. Notes, 144A	6.752	03/09/23		800	762,459
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	1.875	04/20/21		1,000	1,010,982
Gov’t. Gtd. Notes	2.500	06/01/22		600	623,202
Gov’t. Gtd. Notes	2.500	05/23/24		1,000	1,076,124
Gov’t. Gtd. Notes	3.375	10/31/23		800	874,891
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		600	652,422
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		800	836,067
Sr. Unsec’d. Notes, 144A, MTN	2.125	04/13/21		200	202,309
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		200	207,245
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		400	433,885
Sr. Unsec’d. Notes, 144A, MTN	3.250	04/24/23		400	429,088
Sr. Unsec’d. Notes, EMTN	2.000	09/08/20		1,000	1,001,391
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		1,400	1,469,733
Sr. Unsec’d. Notes, EMTN	2.625	04/20/22		400	414,490

Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes	2.750	03/20/22		3,000	3,097,856
Latvia Government International Bond (Latvia), Sr. Unsec’d. Notes	5.250	06/16/21		900	934,821
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes	6.125	03/09/21		600	620,361
Sr. Unsec’d. Notes	6.625	02/01/22		10,360	11,271,891

Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		20,875	24,344,883

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Province of Alberta (Canada),
Sr. Unsec’d. Notes	2.200%	07/26/22		250	$ 259,146
Sr. Unsec’d. Notes	3.300	03/15/28		1,800	2,107,157

Province of British Columbia (Canada), Sr. Unsec’d. Notes	6.500	01/15/26		1,800	2,350,514
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.050	11/30/20		1,000	1,005,765
Sr. Unsec’d. Notes	2.125	05/04/22		325	335,092
Sr. Unsec’d. Notes, Series GX(a)	2.600	04/16/24		700	753,792
Province of Nova Scotia (Canada),
Debentures	8.250	07/30/22		1,011	1,164,674
Debentures	8.750	04/01/22		1,800	2,033,758

Province of Ontario (Canada), Sr. Unsec’d. Notes	3.400	10/17/23		550	602,469
Province of Quebec (Canada),
Debentures, Series NJ	7.500	07/15/23		384	461,525
Debentures, Series NN	7.125	02/09/24		2,465	3,020,880
Sr. Unsec’d. Notes	2.750	04/12/27		195	219,703
Unsec’d. Notes, MTN	7.485	03/02/26		1,040	1,402,230

Province of Saskatchewan (Canada), Debentures	8.500	07/15/22		810	933,790
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500	02/15/23		200	85,392
Sr. Unsec’d. Notes, 144A	9.950	06/09/21		1,750	760,360

Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.817	03/14/49		205	292,992
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.375	10/17/24		4,700	4,811,646
Sr. Unsec’d. Notes	6.875	09/27/23		7,220	8,392,765
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	517	627,390
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	2,905	4,806,445
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		1,205	1,523,829

Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000	03/23/22		500	537,546
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN	4.375	08/22/23		3,000	3,233,120
Sr. Unsec’d. Notes, EMTN	6.750	02/07/22		6,414	6,929,224
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		375	419,647
Sr. Unsec’d. Notes, EMTN	2.375	10/26/21		6,000	6,113,029

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Serbia International Bond (Serbia), Sr. Unsec’d. Notes	7.250%	09/28/21		13,050	$ 13,893,374
Slovakia Government International Bond (Slovakia), Sr. Unsec’d. Notes	4.375	05/21/22		9,500	10,162,540
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes	5.250	02/18/24		3,014	3,484,369
Sr. Unsec’d. Notes	5.850	05/10/23		2,292	2,596,126

Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, 144A	5.750	01/18/22		1,000	870,156
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.000	05/17/21		2,400	2,427,950
Sr. Unsec’d. Notes	2.500	06/08/22		1,000	1,035,520
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		200	207,104
Sr. Unsec’d. Notes, 144A	2.625	05/29/24		2,000	2,148,634
Sr. Unsec’d. Notes, 144A	3.250	06/01/23		400	429,690
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.625	03/30/21		230	230,649
Sr. Unsec’d. Notes	6.250	09/26/22		1,230	1,220,900
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/20		175	175,000
Sr. Unsec’d. Notes	7.750	09/01/21		195	200,856
Sr. Unsec’d. Notes	7.750	09/01/22		950	988,073
Sr. Unsec’d. Notes	8.994	02/01/24		200	215,052
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	1,960	1,939,377
Sr. Unsec’d. Notes, 144A	7.750	09/01/20		895	895,001
Sr. Unsec’d. Notes, 144A	7.750	09/01/21		550	566,517
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		905	941,269
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		400	430,103
Sr. Unsec’d. Notes, 144A	9.750	11/01/28		600	670,141

Total Sovereign Bonds (cost $225,944,726)					233,865,741
U.S. Government Agency Obligations 0.5%
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31		600	946,888
Federal National Mortgage Assoc.(k)	1.875	09/24/26		1,500	1,621,462
Federal National Mortgage Assoc.	2.000	10/05/22		690	716,991
Federal National Mortgage Assoc.(k)	6.625	11/15/30		605	940,659
Federal National Mortgage Assoc.(k)	7.125	01/15/30		580	907,655
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.889 (s)	08/15/25		1,000	948,241
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.929 (s)	05/15/26		650	609,420
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.965 (s)	02/15/26		1,500	1,426,416
New Valley Generation V, Pass-Through Certificates	4.929	01/15/21		145	148,569
Resolution Funding Corp., Interest Strip, Bonds	1.104 (s)	04/15/28		1,130	1,031,895

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Resolution Funding Corp., Strips Interest, Bonds	2.935%(s)	01/15/28	1,000	$ 920,012
Tennessee Valley Authority Generic Strip, Bonds	2.035 (s)	12/15/21	14	13,826

Total U.S. Government Agency Obligations (cost $9,193,008)				10,232,034
U.S. Treasury Obligations 13.7%
U.S. Treasury Bonds	3.000	05/15/45	2,083	2,912,945
U.S. Treasury Bonds(h)	3.125	02/15/43	2,090	2,942,002
U.S. Treasury Bonds	3.625	08/15/43	855	1,295,459
U.S. Treasury Notes	0.125	04/30/22	135	135,011
U.S. Treasury Notes	0.125	06/30/22	530	530,083
U.S. Treasury Notes	0.250	06/30/25	710	711,276
U.S. Treasury Notes(h)	0.500	05/31/27	430	433,292
U.S. Treasury Notes(h)	0.500	06/30/27	9,025	9,092,687
U.S. Treasury Notes	0.625	05/15/30	4,220	4,254,287
U.S. Treasury Notes	1.125	02/28/22	1,470	1,493,313
U.S. Treasury Notes	1.250	08/31/24	15,395	16,069,734
U.S. Treasury Notes(k)	1.375	10/15/22	340	349,377
U.S. Treasury Notes	1.500	01/15/23	1,345	1,390,394
U.S. Treasury Notes	1.500	02/28/23	15,355	15,899,623
U.S. Treasury Notes	1.625	11/15/22	1,410	1,458,469
U.S. Treasury Notes	1.750	05/15/23	1,960	2,048,966
U.S. Treasury Notes	1.875	01/31/22	4,310	4,422,127
U.S. Treasury Notes	2.000	02/15/25	410	443,312
U.S. Treasury Notes(k)	2.125	09/30/21	38,700	39,591,914
U.S. Treasury Notes	2.125	05/15/25	2,335	2,547,521
U.S. Treasury Notes	2.250	11/15/24	3,590	3,906,369
U.S. Treasury Notes	2.375	08/15/24	76,615	83,402,610
U.S. Treasury Notes(k)	2.500	05/15/24	38,565	41,975,592
U.S. Treasury Notes	2.625	03/31/25	625	695,166
U.S. Treasury Notes(k)	2.750	02/15/28	4,800	5,628,000
U.S. Treasury Notes	2.875	11/15/21	2,000	2,070,391
U.S. Treasury Notes	2.875	08/15/28	5,000	5,955,469
U.S. Treasury Notes	3.000	09/30/25	2,000	2,283,125
U.S. Treasury Notes	3.125	11/15/28	5,000	6,081,250
U.S. Treasury Strips Coupon	1.398 (s)	11/15/41	855	666,432
U.S. Treasury Strips Coupon	1.450 (s)	08/15/42	465	356,815
U.S. Treasury Strips Coupon	2.027 (s)	05/15/39	1,165	950,203
U.S. Treasury Strips Coupon	2.056 (s)	11/15/38	2,240	1,847,562
U.S. Treasury Strips Coupon	2.058 (s)	02/15/39	2,275	1,863,989
U.S. Treasury Strips Coupon(h)	2.354 (s)	02/15/43	10,905	8,278,855
U.S. Treasury Strips Coupon(h)	2.374 (s)	05/15/43	5,000	3,774,609
U.S. Treasury Strips Coupon	2.394 (s)	11/15/43	4,092	3,051,577
U.S. Treasury Strips Coupon	2.420 (s)	08/15/40	1,500	1,197,012

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	2.762%(s)	08/15/29	100	$ 94,500
U.S. Treasury Strips Coupon	2.857 (s)	05/15/31	100	92,219
U.S. Treasury Strips Coupon	3.019 (s)	11/15/35	140	121,368
Total U.S. Treasury Obligations (cost $266,314,623)				282,314,905

	Shares
Common Stock 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia) (cost $23,457)	1,338	2,809
Preferred Stock 0.0%
Capital Markets
State Street Corp. 5.350% Series G (cost $125,000)	5,000	142,000

Total Long-Term Investments (cost $1,892,728,701)		1,949,475,502

Short-Term Investments 9.0%
Affiliated Mutual Funds 8.7%
PGIM Core Short-Term Bond Fund(w)	6,562,086	60,371,194
PGIM Core Ultra Short Bond Fund(w)	73,112,485	73,112,485
PGIM Institutional Money Market Fund (cost $45,338,036; includes $45,323,115 of cash collateral for securities on loan)(b)(w)	45,368,082	45,363,545
Total Affiliated Mutual Funds (cost $178,559,610)		178,847,224

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificate of Deposit 0.3%
Sumitomo Mitsui Banking Corp., 3 Month LIBOR + 0.350% (cost $4,995,202)	0.616%(c)	07/12/21	5,000	$ 5,002,664

Options Purchased*~ 0.0%
(cost $11,292)	535,862

Total Short-Term Investments (cost $183,566,104)	184,385,750

TOTAL INVESTMENTS 103.8% (cost $2,076,294,805)	2,133,861,252
Liabilities in excess of other assets(z) (3.8)%	(78,690,730)

Net Assets 100.0%	$ 2,055,170,522

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BABs—Build America Bonds
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CLO—Collateralized Loan Obligation
CMS—Constant Maturity Swap
COOIS—Colombia Overnight Interbank Reference Rate
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MTN—Medium Term Note
OTC—Over-the-counter
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SONIA—Sterling Overnight Index Average
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
USAID—United States Agency for International Development
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $26,295,011 and 1.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,482,184; cash collateral of $45,323,115 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,129,281. The aggregate value of $1,677,059 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of July 31, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	1,977	$ 39,412
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	4,806	91,235
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	9,540	180,654
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	9,680	190,671
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	1,922	33,890
Total Options Purchased (cost $11,292)							$535,862
Futures contracts outstanding at July 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,295	2 Year U.S. Treasury Notes	Sep. 2020	$286,174,767	$ 266,528
12	10 Year Euro-Bund	Sep. 2020	2,509,316	31,228
221	10 Year U.S. Ultra Treasury Notes	Sep. 2020	35,194,250	608,013
421	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	95,856,438	3,463,331
				4,369,100
Short Positions:
85	5 Year Euro-Bobl	Sep. 2020	13,541,006	(59,401)
1,209	5 Year U.S. Treasury Notes	Sep. 2020	152,485,125	(893,728)
3,893	10 Year U.S. Treasury Notes	Sep. 2020	545,324,160	(4,638,645)
3	20 Year U.S. Treasury Bonds	Sep. 2020	546,844	(5,203)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Futures contracts outstanding at July 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
168	Euro Schatz Index	Sep. 2020	$ 22,197,949	$ (19,027)
78	Swiss Franc Currency	Jun. 2022	19,512,675	(3,486)
				(5,619,490)
				$(1,250,390)
Forward foreign currency exchange contracts outstanding at July 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/20/20	BNP Paribas S.A.	AUD	452	$ 324,000	$ 323,270	$ —	$ (730)
Expiring 10/20/20	Citibank, N.A.	AUD	526	377,000	375,932	—	(1,068)
Brazilian Real,
Expiring 08/04/20	Citibank, N.A.	BRL	3,272	601,813	627,055	25,242	—
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	3,496	654,300	669,971	15,671	—
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	1,457	272,000	279,306	7,306	—
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	9,528	1,813,807	1,826,161	12,354	—
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	2,081	391,000	398,832	7,832	—
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	1,543	284,000	295,651	11,651	—
Expiring 09/02/20	BNP Paribas S.A.	BRL	3,588	691,000	686,900	—	(4,100)
Expiring 09/02/20	Goldman Sachs International	BRL	1,664	320,000	318,530	—	(1,470)
Expiring 09/02/20	Morgan Stanley & Co. International PLC	BRL	2,096	404,300	401,304	—	(2,996)
British Pound,
Expiring 10/19/20	Barclays Bank PLC	GBP	230	289,000	301,758	12,758	—
Expiring 10/19/20	Citibank, N.A.	GBP	190	241,000	249,413	8,413	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	GBP	561	708,000	734,313	26,313	—
Canadian Dollar,
Expiring 10/20/20	Barclays Bank PLC	CAD	630	464,000	470,442	6,442	—
Expiring 10/20/20	Citibank, N.A.	CAD	1,053	778,000	786,107	8,107	—
Expiring 10/20/20	Citibank, N.A.	CAD	811	599,000	605,572	6,572	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/20/20	JPMorgan Chase Bank, N.A.	CAD	1,843	$ 1,376,000	$ 1,376,262	$ 262	$ —
Expiring 10/20/20	JPMorgan Chase Bank, N.A.	CAD	835	623,000	623,362	362	—
Expiring 10/20/20	The Toronto-Dominion Bank	CAD	1,014	755,000	756,935	1,935	—
Chilean Peso,
Expiring 09/16/20	Barclays Bank PLC	CLP	251,617	323,000	332,508	9,508	—
Expiring 09/16/20	Citibank, N.A.	CLP	488,839	600,776	645,995	45,219	—
Expiring 09/16/20	HSBC Bank USA, N.A.	CLP	471,244	615,000	622,742	7,742	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	424,753	555,000	561,305	6,305	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	418,514	525,000	553,061	28,061	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	336,023	428,000	444,050	16,050	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	424,367	552,000	560,794	8,794	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	320,949	418,000	424,129	6,129	—
Chinese Renminbi,
Expiring 08/07/20	BNP Paribas S.A.	CNH	4,288	598,000	613,198	15,198	—
Expiring 08/07/20	BNP Paribas S.A.	CNH	3,865	550,000	552,619	2,619	—
Expiring 08/07/20	Citibank, N.A.	CNH	10,524	1,486,000	1,504,841	18,841	—
Expiring 08/07/20	Citibank, N.A.	CNH	9,877	1,394,000	1,412,261	18,261	—
Expiring 08/07/20	Citibank, N.A.	CNH	9,148	1,287,000	1,308,030	21,030	—
Expiring 08/07/20	Citibank, N.A.	CNH	8,059	1,152,000	1,152,369	369	—
Expiring 08/07/20	Citibank, N.A.	CNH	4,686	656,683	670,026	13,343	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	11,951	1,703,861	1,708,960	5,099	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	8,781	1,238,000	1,255,580	17,580	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	8,458	1,190,000	1,209,436	19,436	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	6,988	987,000	999,222	12,222	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	5,562	786,000	795,270	9,270	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	4,501	636,000	643,604	7,604	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	4,020	574,000	574,820	820	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	2,738	391,000	391,449	449	—
Expiring 08/07/20	JPMorgan Chase Bank, N.A.	CNH	8,494	1,201,051	1,214,567	13,516	—
Expiring 08/07/20	JPMorgan Chase Bank, N.A.	CNH	5,057	707,000	723,058	16,058	—
Expiring 11/06/20	JPMorgan Chase Bank, N.A.	CNH	5,806	827,000	825,742	—	(1,258)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/14/21	Citibank, N.A.	CNH	11,460	$ 1,642,271	$ 1,612,519	$ —	$ (29,752)
Colombian Peso,
Expiring 09/16/20	Goldman Sachs International	COP	2,199,292	603,000	587,047	—	(15,953)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	2,305,171	618,000	615,309	—	(2,691)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	COP	1,539,738	411,000	410,995	—	(5)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	COP	743,134	196,000	198,361	2,361	—
Czech Koruna,
Expiring 10/19/20	Barclays Bank PLC	CZK	15,354	694,000	689,433	—	(4,567)
Expiring 10/19/20	Citibank, N.A.	CZK	12,401	556,000	556,825	825	—
Expiring 10/19/20	Goldman Sachs International	CZK	34,863	1,473,277	1,565,425	92,148	—
Expiring 10/19/20	HSBC Bank USA, N.A.	CZK	12,514	560,000	561,896	1,896	—
Expiring 10/19/20	HSBC Bank USA, N.A.	CZK	7,816	345,000	350,967	5,967	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	CZK	12,781	567,000	573,918	6,918	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	CZK	7,814	345,000	350,878	5,878	—
Expiring 10/19/20	UBS AG	CZK	12,412	558,000	557,347	—	(653)
Euro,
Expiring 10/19/20	Citibank, N.A.	EUR	1,236	1,408,000	1,458,115	50,115	—
Expiring 10/19/20	Citibank, N.A.	EUR	480	569,000	566,842	—	(2,158)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	531	605,778	626,947	21,169	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	522	619,125	616,063	—	(3,062)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	519	613,200	612,899	—	(301)
Hungarian Forint,
Expiring 10/19/20	Barclays Bank PLC	HUF	248,540	855,000	849,689	—	(5,311)
Expiring 10/19/20	Citibank, N.A.	HUF	77,503	258,500	264,963	6,463	—
Expiring 10/19/20	HSBC Bank USA, N.A.	HUF	162,721	551,000	556,298	5,298	—
Expiring 10/19/20	HSBC Bank USA, N.A.	HUF	77,342	258,500	264,411	5,911	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	HUF	81,571	278,000	278,870	870	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	HUF	156,609	526,000	535,403	9,403	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	HUF	82,854	266,000	283,254	17,254	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 10/19/20	UBS AG	HUF	163,592	$ 557,000	$ 559,275	$ 2,275	$ —
Indian Rupee,
Expiring 09/16/20	Barclays Bank PLC	INR	43,116	571,000	572,451	1,451	—
Expiring 09/16/20	Citibank, N.A.	INR	45,881	601,813	609,159	7,346	—
Expiring 09/16/20	HSBC Bank USA, N.A.	INR	70,487	928,000	935,854	7,854	—
Expiring 09/16/20	HSBC Bank USA, N.A.	INR	47,745	634,000	633,911	—	(89)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	48,663	643,000	646,094	3,094	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	28,122	373,000	373,379	379	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	25,492	340,000	338,449	—	(1,551)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	INR	59,861	793,000	794,773	1,773	—
Indonesian Rupiah,
Expiring 09/16/20	Citibank, N.A.	IDR	7,056,462	496,444	475,755	—	(20,689)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	13,459,494	921,000	907,455	—	(13,545)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	7,468,265	511,000	503,519	—	(7,481)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	5,666,740	388,000	382,058	—	(5,942)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	IDR	9,116,407	604,136	614,639	10,503	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	IDR	8,825,602	605,115	595,033	—	(10,082)
Expiring 09/16/20	The Toronto-Dominion Bank	IDR	18,075,635	1,196,428	1,218,681	22,253	—
Israeli Shekel,
Expiring 09/16/20	Barclays Bank PLC	ILS	1,678	493,145	493,152	7	—
Expiring 09/16/20	Barclays Bank PLC	ILS	994	290,884	292,047	1,163	—
Expiring 09/16/20	Citibank, N.A.	ILS	3,784	1,098,000	1,112,223	14,223	—
Expiring 09/16/20	Citibank, N.A.	ILS	1,875	550,000	551,261	1,261	—
Expiring 09/16/20	Citibank, N.A.	ILS	1,058	310,116	310,968	852	—
Expiring 09/16/20	Goldman Sachs International	ILS	2,677	786,000	786,970	970	—
Expiring 09/16/20	HSBC Bank USA, N.A.	ILS	5,564	1,613,418	1,635,518	22,100	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ILS	1,124	329,000	330,379	1,379	—
Japanese Yen,
Expiring 10/19/20	Citibank, N.A.	JPY	450,484	4,223,546	4,259,864	36,318	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	JPY	182,920	$ 1,740,418	$ 1,729,730	$ —	$ (10,688)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	JPY	39,722	371,076	375,615	4,539	—
Mexican Peso,
Expiring 09/17/20	HSBC Bank USA, N.A.	MXN	26,638	1,207,175	1,189,533	—	(17,642)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	13,804	606,244	616,434	10,190	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	13,802	600,391	616,335	15,944	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	9,302	404,000	415,363	11,363	—
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	13,324	600,229	594,978	—	(5,251)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	13,090	600,244	584,546	—	(15,698)
New Taiwanese Dollar,
Expiring 09/16/20	Barclays Bank PLC	TWD	14,402	493,000	492,969	—	(31)
Expiring 09/16/20	Credit Suisse International	TWD	22,494	768,000	769,923	1,923	—
Expiring 09/16/20	Credit Suisse International	TWD	20,011	687,000	684,946	—	(2,054)
Expiring 09/16/20	HSBC Bank USA, N.A.	TWD	22,888	785,000	783,440	—	(1,560)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	35,372	1,209,000	1,210,723	1,723	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	10,612	363,000	363,244	244	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TWD	62,969	2,147,290	2,155,348	8,058	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TWD	20,059	686,000	686,578	578	—
New Zealand Dollar,
Expiring 10/20/20	Citibank, N.A.	NZD	673	447,000	446,625	—	(375)
Expiring 10/20/20	Citibank, N.A.	NZD	627	418,000	416,065	—	(1,935)
Expiring 10/20/20	Citibank, N.A.	NZD	581	381,000	385,117	4,117	—
Norwegian Krone,
Expiring 10/19/20	Citibank, N.A.	NOK	6,322	675,000	694,815	19,815	—
Expiring 10/19/20	Citibank, N.A.	NOK	2,384	263,000	261,962	—	(1,038)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	NOK	2,631	289,001	289,109	108	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	NOK	2,426	264,000	266,652	2,652	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 09/16/20	Citibank, N.A.	PEN	4,029	$ 1,150,332	$ 1,139,386	$ —	$ (10,946)
Expiring 09/16/20	Citibank, N.A.	PEN	2,897	821,102	819,175	—	(1,927)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	1,771	512,140	500,873	—	(11,267)
Philippine Peso,
Expiring 09/16/20	Barclays Bank PLC	PHP	24,969	497,000	507,002	10,002	—
Expiring 09/16/20	Goldman Sachs International	PHP	37,509	745,000	761,627	16,627	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	26,066	518,000	529,267	11,267	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	24,019	482,000	487,706	5,706	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	21,531	427,465	437,196	9,731	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	20,514	414,000	416,532	2,532	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	19,944	403,000	404,973	1,973	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	18,688	371,535	379,465	7,930	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	18,147	361,000	368,485	7,485	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	PHP	26,957	537,000	547,371	10,371	—
Polish Zloty,
Expiring 10/19/20	Barclays Bank PLC	PLN	1,656	441,000	442,272	1,272	—
Expiring 10/19/20	Barclays Bank PLC	PLN	1,584	416,970	423,272	6,302	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	4,074	1,025,830	1,088,457	62,627	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	1,893	505,000	505,819	819	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	1,534	410,000	409,742	—	(258)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	992	261,030	264,998	3,968	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	PLN	3,024	799,000	807,841	8,841	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	PLN	1,288	329,000	344,144	15,144	—
Expiring 10/19/20	UBS AG	PLN	2,584	695,000	690,341	—	(4,659)
Russian Ruble,
Expiring 09/16/20	Barclays Bank PLC	RUB	50,397	720,226	675,049	—	(45,177)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 09/16/20	Barclays Bank PLC	RUB	21,739	$ 311,934	$ 291,179	$ —	$ (20,755)
Expiring 09/16/20	Barclays Bank PLC	RUB	20,323	291,653	272,212	—	(19,441)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	152,766	2,123,888	2,046,225	—	(77,663)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	152,766	2,167,124	2,046,225	—	(120,899)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	30,943	441,000	414,463	—	(26,537)
Singapore Dollar,
Expiring 09/16/20	Barclays Bank PLC	SGD	835	601,000	607,532	6,532	—
Expiring 09/16/20	BNP Paribas S.A.	SGD	1,287	929,000	936,727	7,727	—
Expiring 09/16/20	Credit Suisse International	SGD	2,009	1,449,000	1,462,123	13,123	—
Expiring 09/16/20	Credit Suisse International	SGD	1,054	766,000	767,089	1,089	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	6,793	4,891,162	4,944,680	53,518	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	1,699	1,228,023	1,236,436	8,413	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	1,578	1,135,000	1,148,237	13,237	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	1,294	943,000	942,096	—	(904)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	1,000	718,000	728,213	10,213	—
South African Rand,
Expiring 09/16/20	Barclays Bank PLC	ZAR	8,222	494,000	478,551	—	(15,449)
Expiring 09/16/20	Barclays Bank PLC	ZAR	6,956	420,000	404,844	—	(15,156)
Expiring 09/16/20	Barclays Bank PLC	ZAR	6,074	361,000	353,530	—	(7,470)
Expiring 09/16/20	Barclays Bank PLC	ZAR	5,712	333,000	332,461	—	(539)
Expiring 09/16/20	Citibank, N.A.	ZAR	5,026	287,000	292,507	5,507	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	7,221	434,000	420,239	—	(13,761)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	5,745	343,000	334,343	—	(8,657)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	5,250	313,000	305,562	—	(7,438)
South Korean Won,
Expiring 09/16/20	Citibank, N.A.	KRW	723,430	598,717	605,474	6,757	—
Expiring 09/16/20	Credit Suisse International	KRW	989,236	830,000	827,940	—	(2,060)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/16/20	Credit Suisse International	KRW	801,990	$ 670,000	$ 671,225	$ 1,225	$ —
Expiring 09/16/20	Credit Suisse International	KRW	669,648	560,000	560,461	461	—
Expiring 09/16/20	Goldman Sachs International	KRW	980,005	818,000	820,214	2,214	—
Expiring 09/16/20	Goldman Sachs International	KRW	668,974	556,000	559,897	3,897	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	1,677,291	1,401,000	1,403,807	2,807	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	1,448,977	1,200,488	1,212,720	12,232	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	810,458	681,000	678,312	—	(2,688)
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	784,544	650,000	656,623	6,623	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	601,388	504,000	503,331	—	(669)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	1,441,810	1,200,488	1,206,721	6,233	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	1,279,026	1,066,000	1,070,480	4,480	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	874,514	732,821	731,924	—	(897)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	721,592	600,776	603,936	3,160	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	696,764	581,000	583,156	2,156	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	KRW	720,044	604,069	602,640	—	(1,429)
Swedish Krona,
Expiring 10/19/20	Morgan Stanley & Co. International PLC	SEK	25,777	2,791,034	2,938,170	147,136	—
Swiss Franc,
Expiring 10/19/20	Citibank, N.A.	CHF	460	492,000	504,362	12,362	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	CHF	615	656,000	673,863	17,863	—
Thai Baht,
Expiring 09/16/20	Barclays Bank PLC	THB	12,545	397,900	402,247	4,347	—
Expiring 09/16/20	Citibank, N.A.	THB	17,141	542,000	549,612	7,612	—
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	38,812	1,230,599	1,244,516	13,917	—
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	37,086	1,198,000	1,189,173	—	(8,827)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	30,235	974,000	969,493	—	(4,507)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	20,326	657,000	651,759	—	(5,241)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	16,161	523,000	518,190	—	(4,810)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	15,740	510,000	504,702	—	(5,298)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	14,760	469,000	473,266	4,266	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	13,291	$ 423,000	$ 426,177	$ 3,177	$ —
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	42,408	1,362,000	1,359,821	—	(2,179)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	29,285	943,000	939,024	—	(3,976)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	20,181	650,000	647,107	—	(2,893)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	19,928	628,000	638,979	10,979	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	16,621	535,000	532,936	—	(2,064)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	15,237	494,080	488,586	—	(5,494)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	8,571	277,920	274,830	—	(3,090)
Turkish Lira,
Expiring 09/16/20	Barclays Bank PLC	TRY	5,236	745,000	723,279	—	(21,721)
Expiring 09/16/20	Barclays Bank PLC	TRY	5,033	716,000	695,273	—	(20,727)
Expiring 09/16/20	Barclays Bank PLC	TRY	3,317	470,000	458,273	—	(11,727)
Expiring 09/16/20	Barclays Bank PLC	TRY	2,164	309,000	298,983	—	(10,017)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	6,126	865,000	846,239	—	(18,761)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	3,229	457,000	446,037	—	(10,963)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	3,019	426,000	417,093	—	(8,907)
				$151,405,661	$152,141,621	1,495,534	(759,574)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/20/20	Citibank, N.A.	AUD	868	$ 607,000	$ 620,414	$ —	$ (13,414)
Expiring 10/20/20	HSBC Bank USA, N.A.	AUD	12,756	8,862,414	9,115,640	—	(253,226)
Brazilian Real,
Expiring 08/04/20	Citibank, N.A.	BRL	3,194	600,776	612,197	—	(11,421)
Expiring 08/04/20	Citibank, N.A.	BRL	1,587	296,000	304,075	—	(8,075)
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	3,199	601,368	613,060	—	(11,692)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	13,397	$ 2,548,867	$ 2,567,644	$ —	$ (18,777)
Expiring 09/02/20	Morgan Stanley & Co. International PLC	BRL	9,528	1,811,755	1,823,877	—	(12,122)
British Pound,
Expiring 10/19/20	Barclays Bank PLC	GBP	2,064	2,613,911	2,702,510	—	(88,599)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	GBP	4,127	5,226,249	5,405,020	—	(178,771)
Expiring 10/19/20	The Toronto-Dominion Bank	GBP	2,064	2,602,774	2,702,511	—	(99,737)
Canadian Dollar,
Expiring 10/20/20	Citibank, N.A.	CAD	5,803	4,301,255	4,333,346	—	(32,091)
Chilean Peso,
Expiring 09/16/20	Citibank, N.A.	CLP	981,986	1,268,716	1,297,681	—	(28,965)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	4,232,269	5,193,606	5,592,886	—	(399,280)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	543,621	662,000	718,388	—	(56,388)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	350,132	430,000	462,694	—	(32,694)
Chinese Renminbi,
Expiring 08/07/20	Citibank, N.A.	CNH	5,569	794,000	796,339	—	(2,339)
Expiring 08/07/20	Credit Suisse International	CNH	6,195	884,000	885,905	—	(1,905)
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	7,212	1,026,000	1,031,325	—	(5,325)
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	6,446	920,000	921,784	—	(1,784)
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	4,001	571,000	572,143	—	(1,143)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	11,460	1,644,935	1,612,519	32,416	—
Colombian Peso,
Expiring 09/16/20	Barclays Bank PLC	COP	2,038,185	539,000	544,044	—	(5,044)
Expiring 09/16/20	BNP Paribas S.A.	COP	3,689,266	1,029,802	984,759	45,043	—
Expiring 09/16/20	Citibank, N.A.	COP	2,280,871	601,813	608,823	—	(7,010)
Expiring 09/16/20	Goldman Sachs International	COP	3,697,804	1,030,718	987,038	43,680	—
Expiring 09/16/20	HSBC Bank USA, N.A.	COP	1,237,214	339,000	330,244	8,756	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	3,705,610	981,000	989,122	—	(8,122)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	3,511,796	974,822	937,388	37,434	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	CZK	4,783	$ 205,000	$ 214,748	$ —	$ (9,748)
Euro,
Expiring 10/19/20	BNP Paribas S.A.	EUR	16,219	18,421,200	19,137,715	—	(716,515)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	1,023	1,202,000	1,206,633	—	(4,633)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	533	607,998	628,544	—	(20,546)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	15,835	17,911,289	18,683,856	—	(772,567)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	1,739	2,026,250	2,052,401	—	(26,151)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	292	343,333	343,963	—	(630)
Expiring 12/02/20	Citibank, N.A.	EUR	19,827	22,480,726	23,418,314	—	(937,588)
Hungarian Forint,
Expiring 10/19/20	Citibank, N.A.	HUF	330,346	1,055,215	1,129,360	—	(74,145)
Indian Rupee,
Expiring 09/16/20	Barclays Bank PLC	INR	40,626	533,000	539,390	—	(6,390)
Expiring 09/16/20	Citibank, N.A.	INR	41,951	549,000	556,976	—	(7,976)
Expiring 09/16/20	Citibank, N.A.	INR	40,757	535,000	541,130	—	(6,130)
Expiring 09/16/20	Credit Suisse International	INR	52,501	688,000	697,047	—	(9,047)
Expiring 09/16/20	HSBC Bank USA, N.A.	INR	76,555	997,000	1,016,411	—	(19,411)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	103,750	1,350,000	1,377,480	—	(27,480)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	79,885	1,037,000	1,060,632	—	(23,632)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	71,559	932,000	950,084	—	(18,084)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	52,404	688,000	695,759	—	(7,759)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	38,692	502,000	513,707	—	(11,707)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	28,250	370,000	375,067	—	(5,067)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	23,209	309,000	308,144	856	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	INR	38,973	507,000	517,443	—	(10,443)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	INR	30,332	395,200	402,711	—	(7,511)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 09/16/20	Citibank, N.A.	IDR	5,088,529	$ 346,000	$ 343,075	$ 2,925	$ —
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	13,864,928	935,000	934,790	210	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	13,087,629	892,000	882,383	9,617	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	10,400,737	701,000	701,230	—	(230)
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	7,788,000	528,000	525,076	2,924	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	6,706,056	446,000	452,130	—	(6,130)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	10,411,440	705,000	701,952	3,048	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	7,866,000	552,000	530,335	21,665	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	7,677,591	539,000	517,632	21,368	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	7,049,802	474,000	475,306	—	(1,306)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	6,087,542	413,000	410,429	2,571	—
Israeli Shekel,
Expiring 09/16/20	Barclays Bank PLC	ILS	1,887	549,000	554,600	—	(5,600)
Expiring 09/16/20	Citibank, N.A.	ILS	2,962	859,000	870,705	—	(11,705)
Expiring 09/16/20	Citibank, N.A.	ILS	1,992	577,000	585,650	—	(8,650)
Expiring 09/16/20	Citibank, N.A.	ILS	1,905	554,000	559,898	—	(5,898)
Expiring 09/16/20	Citibank, N.A.	ILS	1,869	542,000	549,376	—	(7,376)
Japanese Yen,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	JPY	183,355	1,747,474	1,733,842	13,632	—
Mexican Peso,
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	13,862	619,125	619,019	106	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	12,379	544,000	552,807	—	(8,807)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	12,365	548,000	552,156	—	(4,156)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	6,597	291,000	294,569	—	(3,569)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	6,127	272,000	273,614	—	(1,614)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	5,064	223,000	226,154	—	(3,154)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	14,145	606,244	631,635	—	(25,391)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	13,790	600,776	615,805	—	(15,029)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 09/16/20	Citibank, N.A.	TWD	43,136	$ 1,482,000	$ 1,476,478	$ 5,522	$ —
Expiring 09/16/20	Citibank, N.A.	TWD	22,410	766,000	767,065	—	(1,065)
Expiring 09/16/20	HSBC Bank USA, N.A.	TWD	20,190	689,000	691,090	—	(2,090)
Expiring 09/16/20	HSBC Bank USA, N.A.	TWD	17,135	586,000	586,494	—	(494)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	47,870	1,632,000	1,638,515	—	(6,515)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	39,047	1,332,000	1,336,520	—	(4,520)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	33,716	1,150,000	1,154,040	—	(4,040)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	20,247	694,000	693,041	959	—
New Zealand Dollar,
Expiring 10/20/20	The Toronto-Dominion Bank	NZD	4,441	2,923,991	2,945,457	—	(21,466)
Norwegian Krone,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	NOK	5,958	633,646	654,722	—	(21,076)
Peruvian Nuevo Sol,
Expiring 09/16/20	BNP Paribas S.A.	PEN	1,582	456,960	447,222	9,738	—
Expiring 09/16/20	Citibank, N.A.	PEN	3,666	1,032,000	1,036,611	—	(4,611)
Expiring 09/16/20	Citibank, N.A.	PEN	2,851	821,000	806,299	14,701	—
Expiring 09/16/20	Citibank, N.A.	PEN	2,380	672,000	673,030	—	(1,030)
Expiring 09/16/20	Citibank, N.A.	PEN	1,927	551,000	544,855	6,145	—
Expiring 09/16/20	Citibank, N.A.	PEN	1,917	546,000	542,202	3,798	—
Expiring 09/16/20	Citibank, N.A.	PEN	1,881	546,000	532,050	13,950	—
Expiring 09/16/20	Citibank, N.A.	PEN	1,870	534,000	528,883	5,117	—
Expiring 09/16/20	Citibank, N.A.	PEN	1,826	522,000	516,248	5,752	—
Expiring 09/16/20	Citibank, N.A.	PEN	1,201	341,000	339,598	1,402	—
Expiring 09/16/20	Goldman Sachs International	PEN	1,045	296,000	295,376	624	—
Expiring 09/16/20	HSBC Bank USA, N.A.	PEN	1,051	298,000	297,090	910	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	1,915	543,000	541,603	1,397	—
Philippine Peso,
Expiring 09/16/20	BNP Paribas S.A.	PHP	21,332	423,000	433,145	—	(10,145)
Expiring 09/16/20	Citibank, N.A.	PHP	62,761	1,248,606	1,274,369	—	(25,763)
Expiring 09/16/20	Citibank, N.A.	PHP	48,769	959,331	990,267	—	(30,936)
Expiring 09/16/20	Citibank, N.A.	PHP	26,671	531,618	541,562	—	(9,944)
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	96,128	1,922,270	1,951,882	—	(29,612)
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	52,131	1,028,145	1,058,524	—	(30,379)
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	44,148	889,000	896,422	—	(7,422)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	31,142	$ 631,000	$ 632,341	$ —	$ (1,341)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	PHP	17,402	347,000	353,342	—	(6,342)
Polish Zloty,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	1,772	451,000	473,473	—	(22,473)
Russian Ruble,
Expiring 09/16/20	Barclays Bank PLC	RUB	43,004	606,244	576,020	30,224	—
Expiring 09/16/20	Barclays Bank PLC	RUB	31,950	449,000	427,957	21,043	—
Expiring 09/16/20	Barclays Bank PLC	RUB	28,856	402,000	386,515	15,485	—
Expiring 09/16/20	Barclays Bank PLC	RUB	22,468	308,000	300,948	7,052	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	23,213	321,000	310,928	10,072	—
Expiring 09/16/20	UBS AG	RUB	27,331	391,000	366,084	24,916	—
Singapore Dollar,
Expiring 09/16/20	Credit Suisse International	SGD	779	559,000	567,102	—	(8,102)
Expiring 09/16/20	HSBC Bank USA, N.A.	SGD	1,770	1,271,000	1,288,506	—	(17,506)
Expiring 09/16/20	HSBC Bank USA, N.A.	SGD	993	713,000	722,659	—	(9,659)
Expiring 09/16/20	HSBC Bank USA, N.A.	SGD	986	709,000	717,403	—	(8,403)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	827	593,000	601,593	—	(8,593)
South African Rand,
Expiring 09/16/20	Barclays Bank PLC	ZAR	3,895	226,000	226,695	—	(695)
Expiring 09/16/20	Citibank, N.A.	ZAR	51,779	3,044,098	3,013,531	30,567	—
Expiring 09/16/20	Citibank, N.A.	ZAR	7,364	431,000	428,581	2,419	—
Expiring 09/16/20	HSBC Bank USA, N.A.	ZAR	6,774	392,000	394,269	—	(2,269)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	10,052	600,229	585,042	15,187	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	5,802	334,929	337,673	—	(2,744)
South Korean Won,
Expiring 09/16/20	Credit Suisse International	KRW	1,157,063	958,000	968,403	—	(10,403)
Expiring 09/16/20	Goldman Sachs International	KRW	635,671	532,000	532,024	—	(24)
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	605,657	504,000	506,904	—	(2,904)
Swedish Krona,
Expiring 10/19/20	Citibank, N.A.	SEK	4,519	511,000	515,066	—	(4,066)
Swiss Franc,
Expiring 10/19/20	BNP Paribas S.A.	CHF	417	445,000	457,193	—	(12,193)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/19/20	Citibank, N.A.	CHF	1,174	$ 1,251,000	$ 1,286,893	$ —	$ (35,893)
Expiring 10/19/20	Citibank, N.A.	CHF	859	930,000	941,306	—	(11,306)
Expiring 10/19/20	Citibank, N.A.	CHF	668	713,000	732,277	—	(19,277)
Expiring 10/19/20	Goldman Sachs International	CHF	1,199	1,274,000	1,314,375	—	(40,375)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	CHF	669	732,000	733,407	—	(1,407)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	CHF	2,160	2,307,320	2,366,969	—	(59,649)
Thai Baht,
Expiring 09/16/20	Citibank, N.A.	THB	17,636	565,000	565,484	—	(484)
Expiring 09/16/20	Credit Suisse International	THB	12,734	408,000	408,317	—	(317)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	44,087	1,417,000	1,413,638	3,362	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	13,763	441,000	441,297	—	(297)
Turkish Lira,
Expiring 08/12/20	Barclays Bank PLC	TRY	4,213	600,260	594,991	5,269	—
Expiring 09/16/20	Barclays Bank PLC	TRY	14,968	2,146,592	2,067,735	78,857	—
Expiring 09/16/20	Barclays Bank PLC	TRY	5,199	730,000	718,216	11,784	—
Expiring 09/16/20	Barclays Bank PLC	TRY	4,958	712,000	684,877	27,123	—
Expiring 09/16/20	Barclays Bank PLC	TRY	4,742	671,000	655,070	15,930	—
Expiring 09/16/20	Barclays Bank PLC	TRY	4,254	600,000	587,662	12,338	—
Expiring 09/16/20	Barclays Bank PLC	TRY	4,023	574,000	555,695	18,305	—
Expiring 09/16/20	Barclays Bank PLC	TRY	3,843	550,000	530,857	19,143	—
Expiring 09/16/20	Barclays Bank PLC	TRY	3,788	536,000	523,299	12,701	—
Expiring 09/16/20	Barclays Bank PLC	TRY	3,699	532,000	511,058	20,942	—
Expiring 09/16/20	Barclays Bank PLC	TRY	3,451	493,000	476,779	16,221	—
Expiring 09/16/20	Barclays Bank PLC	TRY	3,183	456,000	439,757	16,243	—
Expiring 09/16/20	Barclays Bank PLC	TRY	2,708	386,000	374,063	11,937	—
Expiring 09/16/20	Barclays Bank PLC	TRY	2,304	331,000	318,268	12,732	—
Expiring 09/16/20	Barclays Bank PLC	TRY	1,759	250,000	242,994	7,006	—
Expiring 09/16/20	Barclays Bank PLC	TRY	1,489	212,000	205,737	6,263	—
Expiring 09/16/20	Citibank, N.A.	TRY	1,151	166,000	159,014	6,986	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	6,242	895,704	862,313	33,391	—
				$200,330,554	$204,128,319	809,764	(4,607,529)
						$2,305,298	$(5,367,103)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Cross currency exchange contracts outstanding at July 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/20	Buy	CZK	14,094	EUR	534	$3,131	$—	HSBC Bank USA, N.A.
Credit default swap agreements outstanding at July 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Malaysia	12/20/23	1.000%(Q)	1,500	0.401%	$ 32,181	$ (1,007)	$ 33,188	Barclays Bank PLC
People’s Republic of China	12/20/23	1.000%(Q)	5,000	0.263%	131,005	(3,355)	134,360	Barclays Bank PLC
Republic of Brazil	12/20/23	1.000%(Q)	7,500	1.755%	(179,496)	(5,032)	(174,464)	Barclays Bank PLC
Republic of Chile	12/20/23	1.000%(Q)	1,500	0.470%	28,670	(1,006)	29,676	Barclays Bank PLC
Republic of Colombia	12/20/23	1.000%(Q)	2,000	0.909%	8,333	(1,342)	9,675	Barclays Bank PLC
Republic of Indonesia	12/20/23	1.000%(Q)	2,000	0.802%	15,563	(1,342)	16,905	Barclays Bank PLC
Republic of Panama	12/20/23	1.000%(Q)	1,500	0.649%	19,511	(1,006)	20,517	Barclays Bank PLC
Republic of Peru	12/20/23	1.000%(Q)	1,500	0.540%	25,083	(1,006)	26,089	Barclays Bank PLC
Republic of Philippines	12/20/23	1.000%(Q)	1,500	0.380%	33,272	(1,006)	34,278	Barclays Bank PLC
Republic of South Africa	12/20/23	1.000%(Q)	4,500	2.734%	(248,108)	(3,019)	(245,089)	Barclays Bank PLC
Republic of Turkey	12/20/23	1.000%(Q)	7,500	5.490%	(1,016,100)	(5,032)	(1,011,068)	Barclays Bank PLC
Russian Federation	12/20/23	1.000%(Q)	4,500	0.776%	38,997	(3,019)	42,016	Barclays Bank PLC
United Mexican States	12/20/23	1.000%(Q)	6,500	1.048%	(3,204)	(4,361)	1,157	Barclays Bank PLC
					$(1,114,293)	$(31,533)	$(1,082,760)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.30.V1	12/20/23	1.000%(Q)	47,000	$1,086,482	$(7,388)	$1,093,870	Barclays Bank PLC
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s) . Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed securities - Sell Protection(2)^:
Towd Point Mortgage Trust	07/25/56	0.450%(M)	12,781	*	$(63,106)	$—	$(63,106)	Citigroup Global Markets, Inc.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Kingdom of Spain	06/20/23	1.000%(Q)	1,500	$(31,239)	$(22,019)	$ (9,220)	Bank of America, N.A.
United Mexican States	06/20/23	1.000%(Q)	450	(1,617)	1,668	(3,285)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	440	(1,581)	4,044	(5,625)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(539)	1,532	(2,071)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(539)	1,417	(1,956)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(539)	517	(1,056)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	75	(270)	278	(548)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	285	3,402	2,110	1,292	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	220	2,626	1,360	1,266	Citibank, N.A.
				$(30,296)	$ (9,093)	$(21,203)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Banco do Brasil	12/20/20	1.000%(Q)	2,000	1.113%	$ 1,331	$ —	$ 1,331	Bank of America, N.A.
Boeing Co.	12/20/21	1.000%(Q)	6,900	2.725%	(153,924)	52,025	(205,949)	Bank of America, N.A.
Brooklyn	06/20/21	—%(Q)	9,988	*	(7,620)	(4,697)	(2,923)	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	455	1.109%	(909)	(26,008)	25,099	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	350	1.352%	(4,291)	(43,190)	38,899	Barclays Bank PLC
Hellenic Republic	12/20/24	1.000%(Q)	420	1.484%	(8,178)	(55,874)	47,696	Citibank, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	330	1.699%	(11,460)	(46,637)	35,177	Bank of America, N.A.
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)	5,000	0.460%	56,779	47,076	9,703	HSBC Bank USA, N.A.
Kingdom of Spain	06/20/21	1.000%(Q)	1,000	0.207%	8,281	5,769	2,512	Goldman Sachs International
Kingdom of Spain	06/20/23	1.000%(Q)	1,500	0.459%	25,134	13,480	11,654	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	375	4.966%	(39,270)	(12,256)	(27,014)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	365	4.966%	(38,222)	(14,045)	(24,177)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	4.966%	(13,090)	(4,926)	(8,164)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	4.966%	(13,090)	(4,840)	(8,250)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	4.966%	(13,090)	(4,057)	(9,033)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	65	4.966%	(6,806)	(2,124)	(4,682)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	285	5.319%	(46,942)	(23,879)	(23,063)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	220	5.319%	(36,235)	(18,218)	(18,017)	Citibank, N.A.
Republic of Italy	12/20/23	1.000%(Q)	595	1.288%	(5,035)	(28,972)	23,937	Morgan Stanley & Co. International PLC
Republic of Serbia	06/20/21	1.000%(Q)	2,000	0.413%	12,735	8,472	4,263	BNP Paribas S.A.
State of Illinois	06/20/24	1.000%(Q)	1,730	2.856%	(107,229)	(17,089)	(90,140)	Citibank, N.A.
					$(401,131)	$(179,990)	$(221,141)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	72,990	$(392,177)	$113,119	$505,296

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2020(4)	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.25.V8	12/20/20	5.000%(Q)		8,600	4.362%	$ 80,353	$ 69,068	$ (11,285)
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)		58,322	4.363%	62,782	1,894,819	1,832,037
iTraxx.EUR.33.V1	06/20/25	1.000%(Q)	EUR	120,000	0.605%	955,504	2,897,611	1,942,107
						$1,098,639	$4,861,498	$3,762,859

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	2,000	$(23,299)	$21,394	$(44,693)	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.BEIJING 1Y 30% - 100%^	12/20/20	0.000%	12,772	*	$(2,397)	$ (2,874)	$ 477	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	*	(5,868)	(8,962)	3,094	Morgan Stanley & Co. International PLC
					$(8,265)	$(11,836)	$3,571
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at July 31, 2020:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
1,069	3 Month LIBOR(Q)	EUR	1,000	(0.484%)(A)	JPMorgan Chase Bank, N.A.	01/31/21	$(109,454)	$—	$(109,454)
1,079	3 Month LIBOR(Q)	EUR	1,000	(0.216%)(A)	JPMorgan Chase Bank, N.A.	03/21/23	(108,397)	—	(108,397)
							$(217,851)	$—	$(217,851)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	9,300	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$ (41)	$ 298,182	$ 298,223
BRL	31,882	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	—	354,346	354,346
BRL	8,202	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	159,331	159,331
BRL	9,248	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	183,271	183,271
BRL	7,515	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	147,628	147,628
CNH	19,130	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	53	40,497	40,444
CNH	56,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	116,603	116,603
CNH	25,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(19)	59,275	59,294
CNH	24,700	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(13)	45,577	45,590
COP	6,079,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	110,857	110,857
COP	10,560,315	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	210,651	210,651
COP	4,295,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	77,067	77,067
COP	3,005,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	58,529	58,529
COP	6,526,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	117,840	117,840
EUR	4,260	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(7,257)	(9,634)	(2,377)
EUR	400	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(1,237)	(2,606)	(1,369)
EUR	13,165	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(73,999)	(207,257)	(133,258)
EUR	14,965	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(220,916)	(419,942)	(199,026)
EUR	190	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(1,117)	(7,147)	(6,030)
GBP	1,530	05/08/21	0.850%(A)	1 Day SONIA(1)(A)	(11,147)	(13,662)	(2,515)
GBP	725	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(22,982)	(38,869)	(15,887)
GBP	940	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(21,513)	(75,373)	(53,860)
GBP	1,221	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(92,122)	(92,122)
GBP	2,020	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(157,601)	(257,173)	(99,572)
GBP	500	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(27,897)	(99,104)	(71,207)
HUF	153,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	24,504	24,504
HUF	2,400,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	390,873	390,873

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	679,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	$ —	$ 154,413	$ 154,413
JPY	2,215,030	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(2,828)	(2,828)
NZD	3,300	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	205,614	205,614
	50,480	03/16/21	0.109%(T)	1 Day USOIS(1)(T)	—	(25,083)	(25,083)
	36,406	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(221,029)	(221,029)
	11,430	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	2,236	(781,018)	(783,254)
	10,635	08/31/22	2.552%(A)	1 Day USOIS(1)(A)	—	(727,350)	(727,350)
	29,580	11/30/22	2.614%(A)	1 Day USOIS(1)(A)	—	(2,221,390)	(2,221,390)
	4,800	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(527,420)	(527,420)
ZAR	178,700	07/07/25	5.160%(Q)	3 Month JIBAR(1)(Q)	(6,270)	(54,475)	(48,205)
ZAR	43,200	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(1,936)	124,942	126,878
ZAR	59,300	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(18,069)	172,163	190,232
ZAR	31,900	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	884	109,296	108,412
ZAR	37,200	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(339)	160,107	160,446
ZAR	24,600	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(234)	112,446	112,680
ZAR	96,600	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	212,869	212,869
ZAR	10,200	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(213)	101,888	102,101
ZAR	19,600	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(86)	147,212	147,298
ZAR	45,800	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(949)	485,308	486,257
ZAR	5,800	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(585)	8,207	8,792
ZAR	107,000	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(3,058)	28,098	31,156
					$(574,305)	$(1,365,888)	$ (791,583)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Total return swap agreements outstanding at July 31, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS. FN30.450.10(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	143	$(646)	$(352)	$(294)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).